  AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 1998

                                                       REGISTRATION NO. 33-5609
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933[X]

                        PRE-EFFECTIVE AMENDMENT NO.      [_]
                                                    ----

                    POST-EFFECTIVE AMENDMENT NO. 19[X]

                                    AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940[X]

                             AMENDMENT NO. 21

                               ---------------
                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                          (EXACT NAME OF REGISTRANT)

                   MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                               320 PARK AVENUE
                           NEW YORK, NEW YORK 10022
    (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICE INCLUDING ZIP CODE)
      DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (212) 224-1600

                           PATRICK A. BURNS, ESQ.
                  MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                               320 PARK AVENUE
                           NEW YORK, NEW YORK 10022
                   (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   COPY TO:

                        STANLEY M. LENKOWICZ, ESQ.

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                             320 PARK AVENUE
                           NEW YORK, NEW YORK 10022

  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of the Registration Statement.

                               ---------------

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE SPACE)

                   immediately upon filing pursuant to paragraph (b) of Rule 485
               ---

                X  on May 1, 1998 pursuant to paragraph (b) of Rule 485
               ---
                   60 days after filing pursuant to paragraph (a) of Rule 485
               ---
                   on (date) pursuant to paragraph (a) of Rule 485
               ---

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

PROSPECTUS
-------------------------------------------------------------------------------
                            SEPARATE ACCOUNT NO. 2
                    Variable Accumulation Annuity Contracts
                                   Issued By
                   Mutual of America Life Insurance Company
                                320 Park Avenue
                           New York, New York 10022
-------------------------------------------------------------------------------
The group variable accumulation annuity contracts ("Contracts") offered by Mutual of America Life Insurance Company (the "Insurance Company") and described in this Prospectus are designed to aid employees of states, agencies, instrumentalities or political subdivisions thereof, in retirement and long-term financial planning by providing monthly Benefit Payments which begin at a selected future date under an eligible deferred compensation plan and contract as provided by Section 457 of the Internal Revenue Code ("Code").

Participating employees under Contracts are referred to in this Prospectus as "Participants."

The Contracts permit Deferred Compensation deposits to be made by the Contractholder, generally, in whatever amounts and at whatever frequency is desired by a Participant under the Plan, subject to the limitations of Section
457. Deferred Compensation deposits may be accumulated on behalf of a Participant on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. The basic purpose of the variable accumulation aspect of the Contracts is to provide Participants with an opportunity to accumulate amounts toward retirement, or for other financial purposes, that will reflect the investment experience of one or more of the distinct funds comprising Mutual of America Separate Account No. 2 ("Separate Account") to which Contributions may be allocated. Deferred Compensation deposits under the Contracts may be allocated in whole or in part to any of the Funds of the Separate Account or to the General Account of the Insurance Company (the "Investment Alternatives").

The assets in each Fund of the Separate Account are invested in shares of:

-- one or more of the following eight Funds of Mutual of America Investment
  Corporation (the "Investment Company"): Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund and Aggressive Equity Fund;
-- one or more of the following three Fidelity Investments (R) portfolios:
  Equity-Income Portfolio of the Variable Insurance Products Fund and Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II (collectively, the "Fidelity Portfolios");
-- one or more of the following three portfolios of Scudder Variable Life
  Investment Fund: Scudder Capital Growth Portfolio, Scudder Bond Portfolio, and Scudder International Portfolio (collectively, the "Scudder Portfolios");

-- the American Century VP Capital Appreciation Fund of American Century
  Variable Portfolios, Inc.; and

-- the Calvert Social Balanced Portfolio (formerly known as the Calvert
  Responsibly Invested Balanced Portfolio) of Calvert Variable Series, Inc.

The respective Prospectuses for the Investment Company, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio, which are attached to this Prospectus, describe the investment objectives and policies of each of the variable accumulation Investment Alternatives, as well as the risks relating to investments in each such Investment Alternative.

The value of a Participant's interest in the Separate Account will depend upon the investment performance of the chosen Investment Alternative. THE INSURANCE COMPANY DOES NOT GUARANTEE THE INVESTMENT PERFORMANCE OF ANY FUND OF THE SEPARATE ACCOUNT. Accordingly, the Participant bears the entire investment risk for any amounts allocated to the Separate Account.

Amounts accumulated under the Contracts may be applied to provide monthly Benefit Payments on a fixed basis commencing at a future date selected by the Participant.

This Prospectus generally describes only the variable portion of the Contracts. For a brief summary of the fixed portion, see "The General Account."

This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contracts and the Separate Account is available free by writing the Insurance Company at the address above or by calling (212) 224-1600. The Statement of Additional Information, which has the same date as the Prospectus, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.
-------------------------------------------------------------------------------
  THESE SECURITIES HAVE  NOT BEEN APPROVED OR DISAPPROVED  BY THE SECURITIES
    AND  EXCHANGE  COMMISSION  NOR  HAS THE  COMMISSION  PASSED  UPON  THE
       ACCURACY OR ADEQUACY  OF THIS PROSPECTUS.  ANY REPRESENTATION TO
         THE
                        CONTRARY IS A CRIMINAL OFFENSE.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

Please read this Prospectus carefully for details on the Contracts being offered and retain it for future reference. It is not valid unless attached to the current prospectus for the Investment Company, Fidelity Portfolios, Scudder Variable Life Investment Fund, American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                        PAGE
                                        ----
Table of Annual Expenses...............   4
Unit Value Information.................   6
Definitions............................   8
Summary................................  10
Mutual of America Life Insurance
 Company...............................  13
The Separate Account...................  14
Investments of the Separate Account....  14
Charges................................  19
 Administrative Charges................  19
 Distribution Expense Charge...........  19
 Mortality and Expense Risk Charge.....  20
 Portfolio Company Expenses............  20
The Group Contract.....................  22
 General...............................  22
 Deposits of Deferred Compensation.....  22
 Allocations of Deferred Compensation
  Deposits.............................  23
 Accumulation Units....................  23
 Transfers Among Investment
  Alternatives.........................  24
 Withdrawals...........................  25
 Death Benefits........................  25
 Benefit Payments......................  26

                                         PAGE
                                         ----
Discontinuance.........................   27
Postponement of Payments...............   27
Period After Annuity Commencement Date.   28
 General...............................   28
 Annuity Commencement Date.............   28
 Available Forms of Periodic Benefits..   29
 Amount of Periodic Benefit Payments...   30
 Small Benefit Payments................   30
The General Account....................   31
General Matters........................   32
Federal Tax Matters....................   34
Voting Rights..........................   35
Performance Information................   36
Funding and Other Changes..............   36
Other Variable Annuity Contracts.......   36
Table of Contents of the Statement of
 Additional Information................   37
Obtaining a Copy of the Statement of
 Additional Information................   37
Order Form For Statement of Additional
 Information...........................   37

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                           TABLE OF ANNUAL EXPENSES

                                        Investment
                                         Company
                                       All America,
                                          Bond,
                           Investment   Short-Term   Investment Investment Fidelity               Fidelity
                            Company       Bond,       Company    Company     VIP       Fidelity    VIP II    Scudder
                             Money    Mid-Term Bond,   Equity   Aggressive Equity-      VIP II     Asset     Capital Scudder
                             Market   and Composite    Index      Equity    Income    Contrafund  Manager    Growth   Bond
                           ---------- -------------- ---------- ---------- --------   ----------  --------   ------- -------
Contractowner
 Transaction
 Expenses
 Sales Load
  Imposed on
  Purchases......             None         None         None       None      None        None       None      None    None
 Deferred Sales
    Load.........             None         None         None       None      None        None       None      None    None
 Surrender Fees..             None         None         None       None      None        None       None      None    None
 Exchange Fee....             None         None         None       None      None        None       None      None    None
Annual Contract
 Fee(1)..........              $24          $24          $24        $24       $24         $24        $24       $24     $24
                              ====         ====         ====       ====      ====        ====       ====      ====    ====
Separate Account
 Annual Expenses
 (as a percentage
  of average
  account value)
 Mortality and
  Expense Risk
  Fees(2)........              .50%         .50%         .50%       .50%      .50%        .50%       .50%      .50%    .50%
                              ----         ----         ----       ----      ----        ----       ----      ----    ----
 Account Fees and Expenses
 Administrative Charges
  (after
  reimbursement)(2).           .40%         .40%         .40%       .40%      .30%        .30%       .30%      .40%    .40%
 Distribution
  Expense
  Charge(2)......              .35          .35          .35        .35       .35         .35        .35       .35     .35
                              ----         ----         ----       ----      ----        ----       ----      ----    ----
 Total Account
  Fees and
  Expenses.......              .75          .75          .75        .75       .65         .65        .65       .75     .75
                              ----         ----         ----       ----      ----        ----       ----      ----    ----
 Total Separate
  Account
  Expenses.......             1.25%        1.25%        1.25%      1.25%     1.15%       1.15%      1.15%     1.25%   1.25%
                              ====         ====         ====       ====      ====        ====       ====      ====    ====
Portfolio Company
 Annual Expenses
 (as a percentage
  of portfolio
  company average
  net assets)(3)
 Management Fees.              .25%         .50%        .125%       .85%      .50%        .60%       .55%      .47%    .48%
 Other Expenses
  (after
  reimbursement)(3).          None         None         None       None       .08         .11        .10%      .04%    .14
                              ----         ----         ----       ----      ----        ----       ----      ----    ----
 Total Portfolio
  Company
  Expenses.......              .25%         .50%        .125%       .85%      .58%(4)     .71%(4)    .65%(4)   .51%    .62%
                              ====         ====         ====       ====      ====        ====       ====      ====    ====
                                           American
                                          Century VP  Calvert
                              Scudder      Capital     Social
                           International Appreciation Balanced
                           ------------- ------------ ----------
Contractowner
 Transaction
 Expenses
 Sales Load
  Imposed on
  Purchases......              None          None       None
 Deferred Sales
    Load.........              None          None       None
 Surrender Fees..              None          None       None
 Exchange Fee....              None          None       None
Annual Contract
 Fee(1)..........               $24           $24        $24
                           ============= ============ ==========
Separate Account
 Annual Expenses
 (as a percentage
  of average
  account value)
 Mortality and
  Expense Risk
  Fees(2)........               .50%          .50%       .50%
                           ------------- ------------ ----------
 Account Fees and Expenses
 Administrative Charges
  (after
  reimbursement)(2).            .40%          .20%       .40%
 Distribution
  Expense
  Charge(2)......               .35           .35        .35
                           ------------- ------------ ----------
 Total Account
  Fees and
  Expenses.......               .75           .55        .75
                           ------------- ------------ ----------
 Total Separate
  Account
  Expenses.......              1.25%         1.05%      1.25%
                           ============= ============ ==========
Portfolio Company
 Annual Expenses
 (as a percentage
  of portfolio
  company average
  net assets)(3)
 Management Fees.               .83%         1.00%       .69%
 Other Expenses
  (after
  reimbursement)(3).            .17          None        .12
                           ------------- ------------ ----------
 Total Portfolio
  Company
  Expenses.......              1.00%         1.00%       .81%(5)
                           ============= ============ ==========

-------

(1) A monthly amount of $2.00 (but not to exceed 1/12 of 1% of the Account Value in any month) is charged with respect to each Participant under a Contract, regardless of the number of Investment Alternatives in which the Participant is invested. Such amount is deducted from the net assets, if any, in one or more of the Participant's Accounts or from such net assets which have been allocated to one or more Funds of the Separate Account in the order as described in "Charges--Administrative Charges" herein. The above table reflects such amount for a full year for each fund or portfolio as if no other Investment Alternatives were used. If the General Account is used, the fee is deducted from it and there would be no fee with respect to amounts allocated to any fund or portfolio. If the General Account is not used, but more than one fund or portfolio is used, then the second or additional fund(s) or portfolio(s) would not be charged. The employer may elect to pay this Additional Amount in which case no amount is deducted from the Participant's Account. See "Charges--Administrative Charges."

(2) In accordance with a Fund Participation Agreement, the investment adviser for American Century VP Capital Appreciation Fund reimburses the Insurance Company at an annual rate of up to .20% for administrative expenses. If the Fund Participation Agreement is terminated for sales of new Contracts, the investment adviser's reimbursement obligation will terminate, and the administrative charge to the American Century VP Capital Appreciation Fund will be .40% instead of .20%. The Administrative Charges, Distribution Expense Charge and Mortality and Expense Risk Fees items are more fully described under "Charges--Administrative Charges"; "Charges--Distribution Expense Charge"; and "Charges--Mortality and Expense Risk Charge." The transfer agent and the distributor for the Fidelity Portfolios reimburse the Insurance Company at a total annual rate of .10%, paid quarterly in arrears, for certain services provided by the Insurance Company, and the administration expense for the Fidelity VIP Funds would be an annual rate of .40% if these service agreements were terminated.
(3) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The expenses of the Portfolio Companies are more fully described in the prospectuses of the Portfolio Companies, which are attached to this Prospectus.
(4) A portion of the brokerage commissions that these Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for 1997 would have been .57%, .68% and .64%, respectively.

(5) Total Expenses are based on expenses for fiscal year 1997 and have been restated to reflect an increase in transfer agency expenses of 0.01% expected to be incurred in 1998. Management fees may be adjusted based on performance by the Portfolio's advisers, which could cause the fee to be as high as .85% or as low as .55%, depending on performance. The Portfolio indirectly pays expenses of 0.03%, and the Portfolio's total operating expenses for 1997 would have been .78% with reductions to reflect fees paid indirectly.

EXAMPLES

The examples below show the expenses that would be borne by a Participant, assuming a $1,000 investment and a 5% annual rate of return on assets. No surrender charge is imposed upon the surrender of a contract, and therefore the expenses would be the same whether or not the contract is surrendered at the end of the applicable time period.

                                                1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                ------ ------- ------- --------
Example for Investment Company Money Market
Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $17.45 $56.76  $102.58 $251.33
Example for Investment Company All America,
Bond, Short-Term Bond, Mid-Term Bond and Com-
posite Funds
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $20.03 $64.99  $117.16 $285.34
Example for Investment Company Equity Index
Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $16.16 $52.62  $ 95.22 $234.00
Example for Investment Company Aggressive Eq-
uity Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $23.63 $76.40  $137.27 $331.54
Example for Fidelity VIP Equity-Income Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $19.82 $64.33  $116.00 $282.65
Example for Fidelity VIP II Contra Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $21.16 $68.58  $123.52 $300.03
Example for Fidelity VIP II Asset Manager Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $20.54 $66.62  $120.06 $292.04
Example for Scudder Capital Growth Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $20.13 $65.31  $117.74 $286.68
Example for Scudder Bond Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $21.26 $68.91  $124.09 $301.36
Example for Scudder International Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $25.16 $81.25  $145.78 $350.86
Example for American Century VP Capital Appre-
ciation Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $23.11 $74.77  $134.42 $325.04
Example for Calvert Social Balanced Fund
 You would pay the following expenses on a
  $1,000 investment, assuming 5% annual return
  on assets:................................... $23.11 $74.77  $134.42 $325.04

The purpose of the above table is to assist the Participant in understanding the various costs and expenses that a Participant will bear, directly or indirectly, under a contract and the table reflects the expenses of the Separate Account as well as the Investment Company Funds, the Fidelity VIP Equity-Income Portfolio, the Fidelity VIP II Asset Manager and Contrafund Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund (formerly known as the TCI Growth Fund) and the Calvert Social Balanced Portfolio (formerly known as the Calvert Responsibly Invested Balanced Portfolio) as they were for the year ended December 31, 1997. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE ON WHICH THE EXAMPLES WERE BASED. The annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance. Each example also assumes an annual contract fee of $1.76 per $1,000 of value in the Separate Account based on an average account value of $13,662. See "Charges--Administrative Charges" for a description of how such fee would be deducted from the Investment Alternatives.

                            UNIT VALUE INFORMATION

Shown below is condensed financial information for an Accumulation Unit outstanding throughout the ten years during the period ended December 31, 1997. The information with respect to each of the years in the six year period ended December 31, 1997, has been audited by the Funds' independent auditors, Arthur Andersen LLP. Each of the years in the periods ended December 31, 1991 were audited by the Funds' previous auditors. THE ALL AMERICA FUND (PREVIOUSLY CALLED THE "Stock Fund") CHANGED ITS INVESTMENT OBJECTIVES AND POLICIES AND ADDED SUBADVISERS ON MAY 1, 1994. Prior to January 1, 1998, the Calvert Social Balanced Portfolio was known as the Calvert Responsibly Invested Balanced Portfolio, and prior to May 1, 1995, the Portfolio was known as the Calvert Socially Responsible Series. Prior to May 1, 1997, the American Century VP Capital Appreciation Fund was known as the TCI Growth Fund.


                                            INVESTMENT COMPANY MONEY MARKET FUND
                          -------------------------------------------------------------------------
                           1997   1996   1995   1994   1993   1992   1991   1990   1989   1988
                          ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
year/period.............  $ 1.87 $ 1.80 $ 1.72 $ 1.68 $ 1.65 $ 1.62 $ 1.54 $ 1.44 $ 1.33 $ 1.25
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
year/period.............  $ 1.95 $ 1.87 $ 1.80 $ 1.72 $ 1.68 $ 1.65 $ 1.62 $ 1.54 $ 1.44 $ 1.33
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Thousands of
accumulation units
outstanding, end of
year/period.............  16,831 17,511 17,502 17,653 15,815 16,545 15,656 13,972  8,570  4,870
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
                                           INVESTMENT COMPANY ALL AMERICA FUND
                          ---------------------------------------------------------------------
                           1997   1996   1995   1994   1993   1992   1991   1990   1989   1988
                          ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year/period............  $ 5.39 $ 4.52 $ 3.35 $ 3.36 $ 3.03 $ 2.97 $ 2.41 $ 2.47 $ 1.98 $ 1.82
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
 year/period............  $ 6.76 $ 5.39 $ 4.52 $ 3.35 $ 3.36 $ 3.03 $ 2.97 $ 2.41 $ 2.47 $ 1.98
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Thousands of
 accumulation units
 outstanding, end of
 year/period............  51,312 49,798 43,620 38,669 36,510 32,352 26,173 20,973 20,157 20,064
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
                                              INVESTMENT COMPANY BOND FUND
                          ---------------------------------------------------------------------
                           1997   1996   1995   1994   1993   1992   1991   1990   1989   1988
                          ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
year/period.............  $ 2.75 $ 2.69 $ 2.28 $ 2.39 $ 2.13 $ 1.99 $ 1.73 $ 1.67 $ 1.49 $ 1.40
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
year/period.............  $ 3.00 $ 2.75 $ 2.69 $ 2.28 $ 2.39 $ 2.13 $ 1.99 $ 1.73 $ 1.67 $ 1.49
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Thousands of
accumulation units
outstanding, end of
year/period.............  12,671 12,548 12,083 10,601 12,244  9,203  6,152  5,235  4,164  3,057
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
                                            INVESTMENT COMPANY COMPOSITE FUND
                          ---------------------------------------------------------------------
                           1997   1996   1995   1994   1993   1992   1991   1990   1989   1988
                          ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
Unit value, beginning of
year/period.............  $ 3.75 $ 3.39 $ 2.82 $ 2.95 $ 2.55 $ 2.43 $ 2.08 $ 2.04 $ 1.73 $ 1.60
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Unit value, end of
year/period.............  $ 4.36 $ 3.75 $ 3.39 $ 2.82 $ 2.95 $ 2.55 $ 2.43 $ 2.08 $ 2.04 $ 1.73
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
Thousands of
accumulation units
outstanding, end of
year/period.............  61,359 66,715 70,558 73,239 71,215 50,944 43,115 37,461 32,716 29,436
                          ====== ====== ====== ====== ====== ====== ====== ====== ====== ======

        INVESTMENT COMPANY                 INVESTMENT COMPANY                INVESTMENT COMPANY             INVESTMENT COMPANY
        EQUITY INDEX FUND                 SHORT-TERM BOND FUND               MID-TERM BOND FUND           AGGRESSIVE EQUITY FUND
----------------------------------- -------------------------------- ---------------------------------- --------------------------
 1997    1996   1995   1994  1993*  1997  1996   1995   1994  1993*   1997   1996   1995   1994  1993*   1997   1996   1995  1994*
------  ------ ------ ------ ------ ----- ----- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ -----
$ 1.72  $ 1.42 $ 1.05 $ 1.05 $ 1.00 $1.14 $1.10 $ 1.03 $ 1.03 $ 1.00 $ 1.19 $ 1.16 $ 1.01 $ 1.06 $ 1.00 $ 1.80 $ 1.43 $ 1.05 $1.00
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== =====
$ 2.26  $ 1.72 $ 1.42 $ 1.05 $ 1.05 $1.19 $1.14 $ 1.10 $ 1.03 $ 1.03 $ 1.26 $ 1.19 $ 1.16 $ 1.01 $ 1.06 $ 2.15 $ 1.80 $ 1.43 $1.05
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== =====
68,462  35,660 17,109  4,644  2,135 2,355 2,129  1,447  1,132    747  4,478  3,828  2,848  1,444  1,411 71,468 49,800 20,858 9,145
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== =====
                     SCUDDER BOND FUND                                         SCUDDER CAPITAL GROWTH FUND
------------------------------------------------------------- --------------------------------------------------------------
 1997    1996   1995   1994   1993  1992  1991   1990   1989   1997   1996   1995   1994   1993   1992   1991   1990   1989
------  ------ ------ ------ ------ ----- ----- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
$11.48  $11.30 $ 9.69 $10.32 $ 9.30 $8.78 $7.54 $ 7.05 $ 6.39 $22.11 $18.64 $14.67 $16.46 $13.80 $13.09 $ 9.48 $10.35 $ 8.53
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
$12.37  $11.48 $11.30 $ 9.69 $10.32 $9.30 $8.78 $ 7.54 $ 7.05 $29.64 $22.11 $18.64 $14.67 $16.46 $13.80 $13.09 $ 9.48 $10.35
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
 1,484   1,362  1,269  1,169  1,277 1,053   600    354    221 11,094  9,266  8,556  8,121  6,582  3,698  2,138  1,103    844
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
                 SCUDDER INTERNATIONAL FUND                           AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
------------------------------------------------------------- --------------------------------------------------------------
 1997    1996   1995   1994   1993  1992  1991   1990   1989   1997   1996   1995   1994   1993   1992   1991   1990   1989
------  ------ ------ ------ ------ ----- ----- ------ ------ ------ ------ ------ ------ ------ ------ ------ ------ ------
$13.43  $11.85 $10.80 $11.06 $ 8.13 $8.48 $7.68 $ 8.41 $ 6.14 $11.53 $12.18 $ 9.39 $ 9.61 $ 8.81 $ 9.01 $ 6.40 $ 6.53 $ 5.11
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
$14.46  $13.43 $11.85 $10.80 $11.06 $8.13 $8.48 $ 7.68 $ 8.41 $11.04 $11.53 $12.18 $ 9.39 $ 9.61 $ 8.81 $ 9.01 $ 6.40 $ 6.53
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
 8,205   7,688  7,269  8,610  5,400 2,262 1,849  1,644    721  4,510  7,264  8,061  6,361  5,946  5,280  3,056  1,518    791
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ====== ====== ======
                                                                                                FIDELITY
                                                    FIDELITY VIP       FIDELITY VIP II        VIP II ASSET
    CALVERT SOCIAL  INVESTED BALANCED FUND       EQUITY-INCOME FUND      CONTRA FUND          MANAGER FUND
----------------------------------------------- -------------------- -------------------- --------------------
 1997    1996   1995   1994   1993  1992  1991*  1997   1996  1995*   1997   1996  1995*   1997   1996  1995*
------  ------ ------ ------ ------ ----- ----- ------ ------ ------ ------ ------ ------ ------ ------ ------
$ 2.23  $ 2.01 $ 1.57 $ 1.64 $ 1.54 $1.44 $1.32 $21.93 $19.43 $16.30 $16.59 $13.85 $11.43 $17.72 $15.66 $14.04
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ======
$ 2.65  $ 2.23 $ 2.01 $ 1.57 $ 1.64 $1.54 $1.44 $27.77 $21.93 $19.43 $20.36 $16.59 $13.85 $21.14 $17.72 $15.66
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ======
12,479  10,713  7,849  5,986  5,151 2,742   678  3,491  2,342    728  5,656  3,880  1,792  1,150    613    184
======  ====== ====== ====== ====== ===== ===== ====== ====== ====== ====== ====== ====== ====== ====== ======

*The dates the Funds of the Separate Account commenced operation are as follows: Investment Company Money Market, All America (previously "Stock"), Bond and Composite Funds--January 1, 1985; Scudder Capital Growth, Bond and International Funds and American Century VP Capital Appreciation Fund--January 3, 1989; Calvert Social Balanced Fund--May 13, 1991; Investment Company Equity Index, Short-Term Bond and Mid-Term Bond Funds--February 5, 1993; Investment Company Aggressive Equity Fund--May 2, 1994; and Fidelity VIP Equity-Income Fund, and Fidelity VIP II Contra and Asset Manager Funds--May 1, 1995.

                                  DEFINITIONS

ACCUMULATION PERIOD--For each Participant, the period from the date compensation deferred under a Plan is remitted to the Insurance Company on his or her behalf for allocation under a Contract to the Annuity Commencement Date, or other payment date.

ACCUMULATION UNIT--A measure used to calculate the value of a Participant's interest in each of the Funds of the Separate Account prior to the Annuity Commencement Date. Each Fund of the Separate Account has its own distinct Accumulation Unit value.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND--The American Century VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. Prior to May 1, 1997, this Fund was known as the TCI Growth Fund of TCI Portfolios, Inc.

ANNUITY COMMENCEMENT DATE--The date on which a Participant's Benefit Payments begin. Sometimes referred to by the Insurance Company as Benefit Commencement Date.

BENEFIT PAYMENTS--A series of payments (other than payments made solely to comply with minimum distribution requirements of applicable tax laws) under a Contract for life, for a minimum period of time, or for the joint lifetime of the Participant, such Participant's Eligible Spouse, and thereafter for the life of the survivor, or for such other specified period.

BENEFIT PERIOD--The period, beginning at the Annuity Commencement Date, during which Benefit Payments are received by a Participant.

CALVERT SOCIAL BALANCED PORTFOLIO--The Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. Prior to January 1, 1998, this Fund was known as the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT(S)--One (or more) of the group variable accumulation annuity contracts described in this Prospectus.

CONTRACTHOLDER--The entity to which the Insurance Company has issued a Contract. The Contractholder of a Contract may be a State, a political subdivision of the State, the agent or instrumentality of the State, the agent or instrumentality of the political subdivision of the State (governmental unit), the trustees of a trust established in conjunction with a Plan maintained by a governmental unit or any other organization (other than a governmental unit) exempt from taxation under the Code.

DEFERRED COMPENSATION AMOUNTS--The amounts deferred from a Participant's compensation from time to time under the Plan and remitted to the Insurance Company on his or her behalf under the Contract.

ELIGIBLE SPOUSE--The person to whom a Participant is legally married at the earlier of the Participant's (a) Annuity Commencement Date, or (b) date of death.

FIDELITY PORTFOLIOS--The Fidelity VIP Equity-Income Portfolio and the Fidelity VIP II Contrafund and Asset Manager Portfolios.

FIDELITY VIP EQUITY-INCOME PORTFOLIO--The Equity-Income Portfolio of the Variable Insurance Products Fund.

FIDELITY VIP II CONTRAFUND AND ASSET MANAGER PORTFOLIOS--The Contrafund Portfolio and Asset Manager Portfolio of the Variable Insurance Products Fund II.

FUND--According to the context, one of the sixteen subaccounts of the Separate Account or one of the eight investment portfolios of the Investment Company.

GENERAL ACCOUNT--All of the assets of the Insurance Company that are not in a separate account, but rather are held as part of its general assets.

INSURANCE COMPANY--Mutual of America Life Insurance Company.

INVESTMENT ALTERNATIVES--The General Account, and the sixteen distinct Funds comprising the Separate Account, namely, the Funds which invest in the Money Market, All America, Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite and Aggressive Equity Funds of the Investment Company, in the three Fidelity Portfolios, in the three Scudder Portfolios, in the American Century VP Capital Appreciation Fund and in the Calvert Social Balanced Portfolio (formerly the Calvert Responsibly Invested Balanced Portfolio). Under the Contracts, a Participant may allocate Deferred Compensation among all of the Investment Alternatives.

INVESTMENT COMPANY--Mutual of America Investment Corporation.

PARTICIPANT--An employee or former employee of the employer who is entitled to any benefit in accordance with the Plan.

PARTICIPANT'S ACCOUNT BALANCE (OR ACCOUNT BALANCE)--The sum of the dollar values of the Accumulation Units credited to a Participant in the Separate Account and the value of amounts accumulated for the benefit of that Participant in the General Account.

PLAN--An eligible deferred compensation plan meeting the requirements of
Section 457 of the Code under which benefits are to be provided to a Participant.

PLAN YEAR--The twelve-month period beginning each January 1.

PORTFOLIO COMPANIES--The Investment Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Scudder Variable Life Investment Fund, American Century Variable Portfolios, Inc. and Calvert Variable Series, Inc.

SALARY REDUCTION AGREEMENT--The agreement, signed by the employee and submitted to the employer, which specifies the amount of Compensation which shall be considered a Deferred Compensation Amount under the Plan and which shall be remitted to the Insurance Company on behalf of the Participant.

SCUDDER PORTFOLIOS--The following three portfolios of Scudder Variable Life Investment Fund, namely, the Scudder Capital Growth Portfolio, the Scudder Bond Portfolio and the Scudder International Portfolio.

SEPARATE ACCOUNT--Mutual of America Separate Account No. 2, a separate investment account established by the Insurance Company to receive and invest Deferred Compensation deposits made under variable accumulation annuity contracts and other variable contracts (it being possible that the Separate Account could in the future be used to fund variable life insurance policies). The Separate Account is set aside and kept separate from the other assets of the Insurance Company.

VALUATION DAY--Each day that the New York Stock Exchange is open for business.

VALUATION PERIOD--The period beginning on the close of business of each Valuation Day and ending on the close of business on the next Valuation Day.

                                    SUMMARY

The Following Summary of Prospectus Information Should Be Read In Conjunction With The Detailed Information Appearing Elsewhere In This Prospectus.

CONTRACT OFFERED

The group variable accumulation annuity contract offered by this Prospectus is issued by the Insurance Company and designed to aid in retirement and long-term financial planning. The Contract provides for the accumulation of Deferred Compensation Amounts on a completely variable basis, a completely fixed basis or a combination variable and fixed basis. Benefit Payments under the Contract will be made on a fixed basis only. Benefit payments ordinarily will be made by the Insurance Company to the Contractholder which shall be responsible for distributing such payments to Participants. If the Contractholder agrees and to the extent permitted by the federal tax laws, the Insurance Company may make benefit payments directly to Participants for the Contractholder. The Contract is summarized as a group contract designed for use in connection with eligible deferred compensation plans adopted pursuant to Section 457 of the Code by certain organizations that qualify to be Contractholders, as defined above. Generally, the Contracts are issued to each Contractholder and are owned by the Contractholder and the Contract, as well as sums accumulated by Participants under the Contract and other assets of the Plan are regarded as assets of the Contractholder that are subject to the claims of a general creditor of the Contractholder. However, if a Plan is maintained by a governmental unit all assets of the Plan are required to be held for the exclusive benefit of Participants in trust or in a custodial account or group annuity contract which are treated as trusts under Section 457 of the Code. This requirement does not apply to a Plan maintained by an organization exempt from taxation under the Code (see "Federal Tax Matters"). Participation in the deferred compensation plan is entirely voluntary unless the Contractholder elects otherwise. Participants under Contracts may obtain certain Federal income tax benefits provided under Section 457 of the Code (see "Federal Tax Matters").

REMITTANCES

In general, under the Plan, compensation may be deferred in whatever amounts and at whatever frequency is desired by Participants. In certain instances, the Plan may provide that Plan expenses, such as accounting, legal or consulting fees, are borne by the Participant. Under the Contract, the Contractholder may remit Deferred Compensation Amounts from time to time. Under the Plan such remittance should be made within seven days but no later than one month after the date on which such Amounts are first available to the Contractholder for remittance. The minimum deferral that may be remitted to the Insurance Company under a Contract is $10. The maximum annual deferral is that amount permitted under the Code (see "The Group Contract--Allocations of Deferred Compensation Deposits").

Participants under the Contracts may allocate Deferred Compensation Amounts among the Investment Alternatives provided in the Contract, which include the General Account and the sixteen distinct Funds of the Separate Account.

This Prospectus is intended as a disclosure document for the variable portion of the Contracts only. See "The General Account" for a brief summary of the fixed portion of the Contracts.

THE SEPARATE ACCOUNT

Deferred Compensation Amounts remitted pursuant to the Contracts and allocated on a variable basis become part of the Separate Account. The Separate Account is divided into sixteen Funds, or sub-accounts, each one of which corresponds to one of the eight Funds of the Investment Company, or one of the three Fidelity Portfolios, or one of the three Scudder Portfolios, or the American Century VP Capital Appreciation Fund, or the Calvert Social Balanced Portfolio, in which Separate Account assets are invested. The objective of the variable accumulation aspect of the Contract is to provide a return on amounts contributed that will reflect the investment experience of the chosen Funds. The value of the Deferred Compensation Amounts accumulated for a Participant in the Separate Account prior to the Annuity Commencement Date will vary with the investment experience of the chosen Funds.

THE INVESTMENT ALTERNATIVES

The Investment Alternatives to which Contributions may be allocated are the General Account and the sixteen Funds of the Separate Account, which invest in the eight separate investment funds of Mutual of America Investment
Corporation: the Money Market Fund, which invests in money market instruments and other short-term debt securities; the All America Fund, which invests approximately 60% of its assets in publicly traded common stocks in the same manner as the Equity Index Fund (see below) and approximately 40% of its assets in other publicly traded common stocks; the Aggressive Equity Fund, which also invests in publicly traded common stocks; the Bond Fund, which invests in publicly traded debt securities; the Short-Term Bond Fund which invests in publicly traded debt securities which will produce a portfolio with an average maturity of one to three years; the Mid-Term Bond Fund which invests in publicly traded debt securities which will produce a portfolio with an average maturity of three to seven years; the Composite Fund, which invests in all of the above types of investments; and the Equity Index Fund which invests in publicly traded common stocks comparable to the Standard & Poor's Composite Index of 500 Stocks* (the "S&P 500 Index"); the Fidelity VIP Equity-Income Portfolio, which invests primarily in income-producing equity securities; the Fidelity VIP II Contrafund Portfolio, which invests mainly in securities of companies that are undervalued or out-of-favor; and Fidelity VIP II Asset Manager Portfolio, which allocates its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments; the following three portfolios of Scudder Variable Life Investment Fund: the Scudder Capital Growth Portfolio which invests primarily in publicly traded equity securities; the Scudder Bond Portfolio which invests primarily in publicly traded debt securities; and the Scudder International Portfolio which invests primarily in marketable foreign equity securities; in the American Century VP Capital Appreciation Fund of American Century Variable Portfolios, Inc., which invests primarily in publicly traded common stocks; and in the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc., which invests in stocks, bonds and money market instruments selected with a concern for the social impact of each investment.

REINVESTMENT

Distributions of the Portfolio Companies to the Separate Account are automatically reinvested in additional Portfolio Company shares at net asset value.

CHARGES

Certain charges will be deducted in connection with the operation of the Contracts and the Separate Account.

Administrative Charges. The Insurance Company will make a deduction each Valuation Day from the net assets of each Fund of the Separate Account for administrative expenses at an annual rate of .40%, except that in the case of the Fund of the Separate Account which invests in the American Century VP Capital Appreciation Fund, the annual rate shall be .20% (the Fund's investment adviser reimburses the Insurance Company at an annual rate of up to
 .20% for administrative expenses) and in the case of the
--------
* "Standard & Poor's 500," "S&P" and "S&P 500" are trademarks of Standard & Poor's Corporation. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. Refer to the Mutual of America Investment Corporation Prospectus for a complete description of the disclaimers and limitations relating to Standard & Poor's Corporation.

Funds which invest in the Fidelity Portfolios, the annual rate shall be approximately .30% (the transfer agent and distributor for the Fidelity Portfolios reimburse the Insurance Company at an aggregate annual rate of
 .10%, paid quarterly in arrears, for administrative expenses). An additional deduction for administrative expenses of $2.00 per month will also be made with respect to each Participant under a Contract except that such charge shall not exceed 1/12 of 1% of the Account Value in any month. Such amount will be deducted from the net assets, if any, in the Participant's Account which have been allocated to the General Account. If no net assets have been allocated to such Account, such amount will be deducted from the net assets which have been allocated to one or more Funds of the Separate Account in the following order: (a) Investment Company Money Market Fund, (b) Investment Company Short-Term Bond Fund, (c) Investment Company Mid-Term Bond Fund, (d) Investment Company Bond Fund, (e) Scudder Bond Fund, (f) Investment Company Composite Fund, (g) Fidelity VIP II Asset Manager Fund, (h) Calvert Social Balanced Fund, (i) Fidelity VIP Equity-Income Fund, (j) Investment Company All America Fund, (k) Investment Company Equity Index Fund, (l) Fidelity VIP II Contrafund Fund, (m) Investment Company Aggressive Equity Fund, (n) Scudder Capital Growth Fund, (o) Scudder International Fund, and (p) American Century VP Capital Appreciation Fund. These daily and monthly charges may increase or decrease during the life of the Contract, but may not exceed costs. The employer may elect to pay this additional deduction in which case no amount is deducted from the Participant's Account (see "Charges--Administrative Charges").

Distribution Expense Charge. The Insurance Company will make a deduction each Valuation Day from the net assets of each Fund of the Separate Account for expenses associated with the distribution of the Contracts at an annual rate of .35% (see "Charges--Distribution Expense Charge").

Mortality and Expense Risk Charge. For assuming certain mortality risks under the Contracts, the Insurance Company will make a deduction each Valuation Day at an annual rate of .35% of the net assets of each Fund of the Separate Account. The Mortality Risk Charge is guaranteed not to increase during the life of the Contract. For assuming certain expense risks under the Contracts with respect to expenses it expects to incur over the life of the Contracts, the Insurance Company will make a deduction each Valuation Day at an annual rate of .15% of the net assets of each Fund of the Separate Account (see "Charges--Mortality and Expense Risk Charge").

Portfolio Company Expenses. The value of the assets in the Separate Account will reflect the value of the shares of the Portfolio Companies in which such assets are invested, and therefore the fees and expenses paid by the Investment Company, Fidelity Portfolios, Scudder Portfolios, American Century VP Capital Appreciation Fund, or Calvert Social Balanced Portfolio, as the case may be. A complete description of the expenses and deductions from the Investment Company Funds, Fidelity Portfolios, Scudder Portfolios, American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio is found in their respective prospectuses attached to this Prospectus.

TRANSFERS AND WITHDRAWALS

A Plan may provide that at any time prior to the Annuity Commencement Date, a Participant under a Contract may transfer any or all of the Participant's Account Balance from the Separate Account to the General Account, or from the General Account to the Separate Account, or among the Funds of the Separate Account (see "Transfers Among Investment Alternatives"). In addition, a Plan may provide that a Participant may withdraw all or a portion of the Participant's Account Balance in the event of an "Unforeseen Emergency" (see "Withdrawals"). The Insurance Company may take up to seven days following receipt of a Participant's withdrawal request to process the request and mail a check to the Participant.

No charge is currently assessed for transfers or withdrawals made under the Contracts. The Insurance Company reserves the right, however, to impose a charge for transfers or withdrawals in the future.

CONTACTING THE INSURANCE COMPANY

All written requests and notices required by the Contracts, and any questions or inquiries, should be addressed to:

                   Mutual of America Life Insurance Company

                              Eldon Wonacott
                             Senior Vice President
                                320 Park Avenue
                           New York, New York 10022

or to your appropriate Regional Office. You can check the address for your Regional Office by calling the following number: 800-468-3785.

                   MUTUAL OF AMERICA LIFE INSURANCE COMPANY

The Insurance Company is a mutual life insurance company organized under the laws of the State of New York. It is authorized to transact business in 50 states and the District of Columbia. The address of the Insurance Company's home office is 320 Park Avenue, New York, New York 10022.

The Insurance Company was incorporated in 1945 as a nonprofit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 the Insurance Company reorganized as a mutual life insurance company. As a result of federal tax legislation, effective January 1, 1998 the Insurance Company's pension operations became subject to corporate income tax.

The Insurance Company provides group and individual annuities and related services for the pension, retirement, and long-range savings needs of non-profit, social welfare, charitable, religious, educational and government organizations and their employees. The Insurance Company invests the assets it derives from its business in the manner permitted under applicable state law. As of December 31, 1997, the Insurance Company, had total assets, on a consolidated basis, of approximately $9.5 billion. The Insurance Company is registered as a broker-dealer under the Securities Exchange Act of 1934, and also is registered as an investment adviser under the Investment Advisers Act of 1940.

The Insurance Company's operations as a life insurance company are reviewed periodically by various independent rating agencies such as A.M. Best & Company, Standard and Poor's Insurance Rating Service, Moody's Investor Services and Duff & Phelps Credit Rating Company. Such agencies publish their ratings. From time to time the Insurance Company reprints and distributes these rating reports in whole or in part, or summaries of them, to be given to the public. The ratings concern the Insurance Company's operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

                             THE SEPARATE ACCOUNT

The Separate Account was established pursuant to a resolution adopted by the Board of Directors of the Insurance Company on September 22, 1983. The Separate Account is registered with the Securities and Exchange Commission ("Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the Commission does not involve supervision of management or investment practices or policies of the Separate Account or the Insurance Company by the Commission.

The Separate Account is divided into sixteen distinct Funds corresponding to the funds or portfolios of the Portfolio Companies in which the assets in such Funds are or will be invested. The assets of the Separate Account are the property of the Insurance Company. The Separate Account assets attributable to the Contracts and to other annuity contracts funded by the Separate Account are not chargeable with liabilities arising out of any other business the Insurance Company may conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to or charged against the net assets held in that Fund, without regard to the income, capital gains and capital losses arising out of the business conducted by any other Funds of the Separate Account or out of any other business that the Insurance Company may conduct.

The Insurance Company does not guarantee the investment performance of the Separate Account as a whole, or any of the Funds. The amount credited to a Participant in the Separate Account, and thus the amount available to provide periodic benefits, will depend upon the value of the assets held in the Fund(s) of the Separate Account selected by the Participant. Accordingly, the Participant bears the full investment risk for all amounts allocated to the Separate Account.

The Separate Account and the Insurance Company are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State in which it is licensed to do business.

                      INVESTMENTS OF THE SEPARATE ACCOUNT

Deferred Compensation Amounts will be allocated among one or more Funds of the Separate Account for investment at net asset value in shares of the Funds of the Investment Company, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund, or the Calvert Social Balanced Portfolio, selected by the Participant. A summary of investment objectives of the Portfolio Companies invested in by the Funds of the Separate Account follows. More detailed information, including risks, charges and expenses, may be found in the current prospectuses for Mutual of America Investment Corporation, the Fidelity Portfolios, Scudder Variable Life Investment Fund, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio, which are attached to this Prospectus. Each applicable prospectus should be read for a complete evaluation of the Investment Alternatives. Shares of the Portfolio Companies are sold to the separate accounts of insurance companies and are not offered for sale to the general public. Investments in the Money Market Fund and in the other Portfolio Companies are neither insured nor guaranteed by the U.S. Government.

MONEY MARKET FUND OF THE INVESTMENT COMPANY

The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. The Money Market Fund will invest only in money market instruments and other short-term securities.

ALL AMERICA FUND OF THE INVESTMENT COMPANY

The investment objective of the All American Fund is to outperform the S&P 500 Index. The objective for approximately 60% of the assets of the All America Fund (the "Indexed Assets") is to provide investment results that to the extent practical correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index. The Indexed Assets will be invested in the same manner as the Equity Index Fund.

The investment objective for the remaining approximately 40% of the assets (the "Active Assets") is to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of securities that may include common stocks, securities convertible into common stocks, bonds and money market instruments. The Active Assets are invested by three subadvisers and Mutual of America Capital Management Corporation (the "Adviser"). The Adviser allocates the Active Assets to maintain, to the extent practicable under current market conditions, approximately equal amounts among the subadvisers and the Adviser. See "Charges--Portfolio Company Expenses".

EQUITY INDEX FUND OF THE INVESTMENT COMPANY

The investment objective of the Equity Index Fund is to provide investment results to the extent practical that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the S&P 500 Index.

BOND FUND OF THE INVESTMENT COMPANY

The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The assets of the Bond Fund will consist primarily of publicly-traded debt securities, such as bonds, notes, debentures and equipment trust certificates. The Bond Fund generally will invest primarily in securities rated in the four highest categories by a nationally recognized rating service or in instruments of comparable quality. The Bond Fund may also invest to a limited extent in lower-rated or unrated securities, and these may be subject to greater market and financial risk than higher quality (lower yield) issues.

SHORT-TERM BOND FUND OF THE INVESTMENT COMPANY

The primary investment objective of the Short-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The assets of the Short-Term Bond Fund will consist primarily of publicly-traded debt securities, such as bonds, notes, debentures and equipment trust certificates which will produce a portfolio with an average maturity of one to three years. The Short-Term Bond Fund generally will invest primarily in securities rated in the four highest categories by a nationally recognized rating service or in instruments of comparable quality. The Short-Term Bond Fund may also invest to a limited extent in lower-rated or unrated securities, and these may be subject to greater market and financial risk than higher quality (lower yield) issues.

MID-TERM BOND FUND OF THE INVESTMENT COMPANY

The primary investment objective of the Mid-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The assets of the Mid-Term Bond Fund will consist primarily of publicly-traded debt securities, such as bonds, notes, debentures and equipment trust certificates which will produce a portfolio with an average maturity of three to seven years. The Mid-Term Bond Fund generally will invest primarily in securities rated in the four highest categories by a nationally recognized rating service or in instruments of comparable quality. The Mid-Term Bond Fund may also invest to a limited extent in lower-rated or unrated securities, and these may be subject to greater market and financial risk than higher quality (lower yield) issues.

COMPOSITE FUND OF THE INVESTMENT COMPANY

The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly-traded common stocks, publicly-traded debt securities and money market instruments. The Fund will seek to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.

AGGRESSIVE EQUITY FUND OF THE INVESTMENT COMPANY

The Aggressive Equity Fund is divided by the Adviser into two segments so as to utilize two investment styles.

The investment objective for approximately 50% of the assets of the Fund (the "Aggressive Growth Portfolio") is to achieve capital appreciation by investing in companies believed to possess above-average growth potential. Growth can be in the areas of earnings or gross sales which can be measured in either dollars or in unit volume. Growth potential is often sought in smaller, less well-known companies in new and emerging areas of the economy, but may also be found in large companies in mature or declining industries that have been revitalized and hold a strong industry or market position.

The investment objective for the other approximately 50% of the assets of the Fund (the "Aggressive Value Portfolio") is to achieve capital appreciation by investing in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings, or growth potential.

FIDELITY VIP EQUITY-INCOME PORTFOLIO

Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500 Index.

FIDELITY VIP II CONTRAFUND PORTFOLIO

Contrafund Portfolio is a growth fund. It seeks to increase the value of an investment in the Portfolio over the long term by investing mainly in securities of companies that are undervalued or out-of-favor. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VIP II ASSET MANAGER PORTFOLIO

Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments. The Portfolio's adviser will normally allocate the Portfolio's assets among the three asset classes within the following investment parameters: 0-50% in short-term/money market instruments; 20-60% in bonds; and 30-70% in stocks. The expected "neutral mix", which the Portfolio's adviser would expect over the long term, is 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

SCUDDER CAPITAL GROWTH PORTFOLIO

The Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. However, in order to reduce risk, as market or economic conditions periodically warrant, the Portfolio may also invest up to 25% of its assets in short-term debt instruments. It is impossible to accurately predict how long such alternate strategies may be utilized.

SCUDDER BOND PORTFOLIO

The Scudder Bond Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, the Portfolio invests at least 65% of its assets in bonds, including those of the U.S. Government and its agencies, and those of corporations and other notes and bonds paying high current income. Under normal market conditions, the Portfolio will invest at least 65% of its assets in securities rated within the three highest quality rating categories of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P"), or if unrated, in bonds judged by the Portfolio's adviser to be of comparable quality at the time of purchase. The Portfolio may invest up to 20% of its assets in debt securities rated lower than Baa or BBB or, if unrated, of equivalent quality as determined by the Portfolio's adviser, but will not purchase bonds rated below B3 by Moody's or B- by S&P or their equivalent.

SCUDDER INTERNATIONAL PORTFOLIO

The Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests primarily in equity securities of established companies which do business primarily outside the United States and which are listed on foreign exchanges. Investing in foreign securities may involve a greater degree of risk than investing in domestic securities. The Portfolio has no present intention of altering its general policy of being primarily invested under normal conditions in foreign securities. However, in the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States. It is impossible to accurately predict how long such alternate strategies may be utilized.

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND

The American Century VP Capital Appreciation Fund seeks capital growth by investing primarily in common stocks (including securities convertible into common stock) and other securities that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's manager, better-than-average prospects for appreciation. It may purchase securities only of companies that have a record of at least three years' continuous operation. All securities must be listed on major stock exchanges or traded over-the-counter. Prior to May 1, 1997, this Fund was known as the TCI Growth Fund.

CALVERT SOCIAL BALANCED PORTFOLIO

Calvert Social Balanced Portfolio seeks to achieve a total return above the rate of inflation through an actively managed non-diversified portfolio of common and preferred stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the social concern criteria established for the Portfolio. This Fund was called the Calvert Responsibly Invested Balanced Portfolio prior to January 1, 1998.

SHARED FUND ARRANGEMENTS

Shares of the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio (together, the "Shared Funds") currently are available to the separate accounts of a number of insurance companies. The Board of Directors of each Shared Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of the policyowners of all separate accounts investing in the Fund and determining what action, if any, should be taken in response. If the Insurance Company believes that a Shared Fund's response to any of those events insufficiently protects Contractholders, it will take appropriate action. If any material irreconcilable conflict arises, the Investment Alternatives may be modified or reduced. See "Charter--FMR and its Affiliates" in the Fidelity Portfolios prospectus, "Investment Concept of the Fund" in the Scudder Variable Life Investment Fund prospectus, "Shareholders of American Century Variable Portfolios, Inc." in the American Century VP Capital Appreciation Fund prospectus and "Purchase and Redemption of Shares" in the Calvert Social Balanced Portfolio prospectus for a further discussion of the risks associated with the offering of Shared Fund shares to the Separate Account and the separate accounts of other insurance companies.

                                    CHARGES

The values of Accumulation Units reflect a deduction on each Valuation Day for administrative and distribution expenses, and the mortality and expense risk assumed by the Insurance Company. The following charges will be deducted on a daily basis (based on annual rates) in determining the Accumulation Unit value for each of the Funds of the Separate Account.

ADMINISTRATIVE CHARGES

The Insurance Company performs all administrative functions in connection with the Contracts, including receiving and allocating Deferred Compensation Amounts remitted in accordance with the Contracts, making Benefit Payments as they become due, and preparing and filing all reports required to be filed by the Separate Account. Expenses incurred by the Insurance Company in connection with its administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other outside professional services, and costs associated with determining the net asset value of the Separate Account.

The Insurance Company will make a deduction each Valuation Day from the value of the net assets in each Fund of the Separate Account for administrative expenses (the provisions of the Contracts include the amount of this charge with the Distribution Expense Charge, described below) at an annual rate of
 .40%, except that in the case of the Fund of the Separate Account which invests in the American Century VP Capital Appreciation Fund, the annual rate shall be .20% (the Fund's investment adviser reimburses the Insurance Company at an annual rate of up to .20% for administrative expenses), and in case of the Funds which invest in the Fidelity Portfolios, the annual rate shall be approximately .30% (the transfer agent and distributor for the Fidelity VIP Portfolios reimburse the Insurance Company at an aggregate annual rate of
 .10%, paid quarterly in arrears, for administrative expenses).

An additional deduction for administrative expenses of $2.00 will be made on the next to last Valuation Day of the month or on another Valuation Day on or about that time that is administratively convenient from each Participant's Account except that such charge shall not exceed 1/12 of 1% of the Account Value in any month. Such amount will be deducted from the net assets, if any, in the Participant's Account which have been allocated to the General Account. If no net assets have been allocated to such Account, such amount will be deducted from the net assets which have been allocated to one or more Funds of the Separate Account in the following order: (a) Investment Company Money Market Fund, (b) Investment Company Short-Term Bond Fund, (c) Investment Company Mid-Term Bond Fund, (d) Investment Company Bond Fund, (e) Scudder Bond Fund, (f) Investment Company Composite Fund, (g) Fidelity VIP II Asset Manager Fund, (h) Calvert Social Balanced Fund, (i) Fidelity VIP Equity-Income Fund,
(j) Investment Company All America Fund, (k) Investment Company Equity Index Fund, (l) Fidelity VIP II Contrafund Fund, (m) Investment Company Aggressive Equity Fund, (n) Scudder Capital Growth Fund, (o) Scudder International Fund, and (p) American Century VP Capital Appreciation Fund. The employer may elect to pay this additional deduction in which case no amount is deducted from the Participant's Account. THE INSURANCE COMPANY MAY INCREASE OR DECREASE THESE DAILY AND MONTHLY CHARGES DURING THE LIFE OF THE CONTRACT, BUT THESE CHARGES MAY NOT EXCEED COSTS.

DISTRIBUTION EXPENSE CHARGE

As principal underwriter, the Insurance Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of registered representatives of the Insurance Company attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities.

The Insurance Company will make a deduction each Valuation Day from the value of the net assets in each Fund of the Separate Account, at an annual rate of
 .35% to cover anticipated distribution expenses, not to exceed, with respect to any Participant, 9% of the total Deferred Compensation Amounts.

MORTALITY AND EXPENSE RISK CHARGE

The Insurance Company assumes certain mortality and expense risks under the Contracts. The mortality risks arise from the Insurance Company's guarantees in the Contracts to make Benefit Payments in certain instances in accordance with benefit tables provided in the Contracts, regardless of how long a Participant lives and regardless of any improvement in life expectancy generally. Thus, the Insurance Company assumes the risk that Participants, as a class, may live longer than has been actuarially estimated, so that payments will continue for longer than had been anticipated. This assumption of risk by the Insurance Company relieves Participants of the risk that they will outlive the funds that have been accumulated for their retirement.

For assuming the mortality risks associated with the Contracts, the Insurance Company will, each Valuation Day, make a deduction at an annual rate of .35% of the value of the net assets in each Fund. This charge will apply with respect to a Participant during the Accumulation Period. The Insurance Company guarantees that the mortality risk charge will not increase during the life of a Contract.

The Insurance Company assumes certain expense risks under the Contracts. The expense risks arise from the Insurance Company's guarantees in the Contracts to make Annuity Payments in certain instances in accordance with annuity tables provided in the Contracts, regardless of whether its estimates of expenses it expects to incur, over the lengthy period that Annuity payments may be made will turn out to be correct. Thus, the Insurance Company assumes the risk that expenses will be higher than estimated.

For assuming the expense risks associated with the Contracts, the Insurance Company will, each Valuation Day, make a deduction at an annual rate of .15% of the value of the net assets in each Fund. This charge will apply with respect to a Participant during the Accumulation Period.

PORTFOLIO COMPANY EXPENSES

The value of the assets in the Separate Account will reflect the value of the shares of the Portfolio Companies in which such assets are invested, and therefore will take into account the fees and expenses paid by the Investment Company, Fidelity Portfolios, Scudder Portfolios, American Century VP Capital Appreciation Fund or Calvert Social Balanced Portfolio, as the case may be.

Each Fund of the Investment Company receives investment advice from Mutual of America Capital Management Corporation (the "Adviser"), an indirect wholly-owned subsidiary of the Insurance Company. The Adviser receives from each such Fund a fee calculated as a daily charge at the annual rate of .25% of the value of the net assets in the Money Market Fund; .125% of the value of the net assets in the Equity Index Fund; .50% of the value of the net assets in the All America, Bond, Short-Term Bond, Mid-Term Bond and Composite Funds; and
 .85% of the value of the net assets in the Aggressive Equity Fund of the Investment Company. For 1997, the Adviser paid all of the expenses of the Investment Company Funds other than advisory fees, brokers' commissions, transfer taxes and other fees relating to portfolio transactions. The Adviser voluntarily limits the Investment Company Funds' expenses in this manner. See "The Funds' Expenses" in the Investment Company prospectus.

The Adviser, with respect to three-quarters of the Active Assets of the All America Fund, has entered into subadvisory agreements (each a "Subadvisory Agreement") with three professional advisers: Palley-Needelman Asset Management, Inc. ("Palley-Needelman"); Oak Associates, Ltd. ("Oak Associates"), and Fred Alger Management, Inc. ("Alger Management"). The Adviser at its own expense will pay to the Subadvisers an amount calculated as a daily charge at the following annual rates: Palley-Needelman, .30%; Oak Associates, .30%; and Alger Management, .45%; of the value of the net assets for which each Subadviser is providing investment advisory services.

Fidelity VIP Equity-Income Portfolio, Fidelity VIP II Contrafund Portfolio and Fidelity VIP II Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company ("FMR"). FMR receives from each Portfolio a fee, calculated as a daily charge and payable monthly, that is a sum of two components multiplied by average net assets. The components are a group fee rate based on the monthly average net assets of all the mutual funds advised by FMR, which cannot exceed .52% and declines as assets rise, and an individual fund fee rate. The effective group fee rate as of December 31, 1997 was .30%, and the individual fund fee rates for the Equity-Income, Contrafund and Asset Manager Portfolios are .20%, .30% and .25%, respectively.

Pursuant to service agreements, Fidelity Investments Institutional Operations Company, Inc., the transfer agent for the Fidelity Portfolios, reimburses the Insurance Company at an annual rate of .04%, and Fidelity Distributors Corporation (directly or through Fidelity Management & Research Company) pays compensation for distribution expenses at an annual rate of .06%, of the aggregate amount of the Separate Account's investment in the Fidelity Portfolios, with payment made quarterly in arrears. The .04% reimbursement is limited to a maximum for any calendar quarter of $1,000,000 payable to the Insurance Company and its wholly-owned subsidiary, The American Life Insurance Company of New York ("American Life"). The .06% reimbursement will be made for a quarter so long as the aggregate amount of the investments by the separate accounts of the Insurance Company and American Life in the Fidelity Portfolios during that quarter equals at least $100 million in average in average net assets. The Insurance Company will reduce the administrative expense charge for the Separate Account Funds that invest in the Fidelity Portfolios to the extent the Insurance Company receives a reimbursement for such Funds.

Each Scudder Portfolio receives investment advice from Scudder, Kemper Investments, Inc., and Scudder, Kemper Investments, Inc. receives from each such Scudder Portfolio a fee calculated as a daily charge at the annual rate of .475% of the average net assets in the Scudder Bond Portfolio, .475% of the average net assets for the first $500 million and .450% over $500 million in the Scudder Capital Growth Portfolio, and .875% of the average net assets for the first $500 million and .725% over $500 million in the Scudder International Portfolio. Also, there may be deducted from each Scudder Portfolio up to an additional .275% of the average net assets in the Scudder Capital Growth Portfolio and the Scudder Bond Portfolio, and up to .625% of the average net assets in the Scudder International Portfolio, for expenses incurred by such Portfolio. Pursuant to a Participation Agreement between Scudder and the Insurance Company, the Insurance Company will make a capital contribution to the Scudder Portfolios in the amount of its pro rata portion, allocated among insurance companies that purchase shares of the portfolios, of the expenses of the Capital Growth and Bond Portfolios which exceed .75% of their average net assets, and, for the International Portfolio, which exceed 1.5% of its average net assets.

The American Century VP Capital Appreciation Fund receives investment advice from American Century Investment Management, Inc., and American Century Investment Management, Inc. receives from the American Century VP Capital Appreciation Fund a fee calculated as a daily charge at the annual rate of 1.00% of the assets of the American Century VP Capital Appreciation Fund. Many investment companies pay smaller management fees than the aforesaid fee paid by the American Century VP Capital Appreciation Fund to American Century Investment Management, Inc. However, American Century Variable Portfolios, Inc. has stated in the prospectus for the American Century VP Capital Appreciation Fund, which is attached to this Prospectus, that most, if not all, of such companies also pay, in addition, certain of their own expenses, while all American Century VP Capital Appreciation Fund's expenses except brokerage, taxes, interest, fees and expenses of non-interested directors (including counsel fees) and extraordinary expenses are paid by American Century Investment Management, Inc.

Pursuant to the Fund Participation Agreement among the Insurance Company, American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., American Century Investment

Management, Inc. pays the Insurance Company for certain administrative savings resulting from that agreement. Currently, that payment is an amount equal to
 .20% per annum of the average amount of the Separate Account's investment in American Century VP Capital Appreciation Fund, provided the aggregate amount of the Separate Account's investment and the investments of other separate accounts of the Insurance Company in the American Century VP Capital Appreciation Fund for that month exceeds $10 million. The administrative fees assessed against the Separate Account Fund holding shares of American Century VP Capital Appreciation Fund are reduced by the full amount of such payments to the Insurance Company.

Calvert Social Balanced Portfolio receives investment advice from Calvert Asset Management Company, Inc., and NCM Capital Management Group, Inc. is the Sub-Adviser for the equity portion of the Portfolio. Calvert Asset Management Company, Inc. receives from Calvert Responsibly Invested Balanced Portfolio a monthly base fee, computed on a daily basis at an annual rate of 0.70% (subject to adjustment as described below) of average net assets of the Portfolio. Calvert Asset Management Company, Inc. pays, at its own expense, the fee of the Sub-Adviser. Calvert Asset Management Company, Inc. and the Sub-Adviser may earn (or have their fees reduced by) performance fee adjustments based on the extent to which the Portfolio exceeds or trails the Lipper Balanced Funds Index. The performance adjustment could cause the annual rate to be as high as .85% or as low as .55% of average net assets.

A complete description of the fees and expenses paid by the Investment Company Funds, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and Calvert Social Balanced Portfolio is found in their respective prospectuses attached to this Prospectus.

                              THE GROUP CONTRACT

GENERAL

The Contracts are issued by the Insurance Company to Contractholders as a funding vehicle for benefits under a Plan. However, the Contracts will not be issued in conjunction with Plans which provide for loans to be made to Participants. The Contractholder is at all times the owner of the Contract. Eligibility for participation by any employee of an employer shall be determined in accordance with the terms of a Plan. The Plan or the Insurance Company may require Participants to execute agreements and applications on their prescribed forms.

DEPOSITS OF DEFERRED COMPENSATION

Deferred Compensation Amounts are remitted to the Insurance Company. Participants, pursuant to Salary Reduction Agreements with Contractholders, elect the Deferred Compensation Amount to be remitted on their behalf by the Contractholder. Employers may also remit amounts on behalf of Participants as matching or non-matching Contributions. However, a Contractholder may also remit to the Insurance Company on behalf of a Participant in a single sum, an amount that arises from a transfer from any other eligible state deferred compensation plan of the same state.

The Deferred Compensation Amount remitted with respect to a Participant under the contract may not be less than $10 nor greater than any amount permitted under applicable law.

Acceptance of Initial Deferred Compensation Amounts. If an initial remittance of Deferred Compensation Amounts is received together with necessary information, it will be accepted within two business days of receipt. If any necessary information is not submitted, the Insurance Company will retain the Deferred Compensation Amounts for up to five business days while attempting to obtain the information necessary; the Deferred Compensation Amounts will be accepted within two business days of receipt of the information. If such necessary information is not received within five business days, however, the Insurance Company will return the Deferred Compensation Amount at the end of that period, unless the Contractholder consents to the Insurance Company's holding the Deferred Compensation Amount until additional information is provided.

Limitation on Deferrals. The amount that may be deferred by a Participant under the Plan for the Participant's taxable year (in general, the calendar year) may not exceed (A) the lesser of (i) $7,500 (indexed for cost of living adjustments) or (ii) 33 1/3 percent of the Participant's includible compensation (taxable earnings) for the year; a Plan may provide, however, that (B) during one or more of the last three years prior to the year in which a Participant attains normal retirement age he may defer an amount equal to the lesser of (i) $15,000 or (ii) the sum of the applicable limitation provided in (A) above for the current taxable year and the excess of the applicable limitation for each taxable year in which the Participant was eligible to participate in an eligible deferred compensation plan over the amounts previously deferred for such years.

The limitation set forth in (B) may be exercised only once. With respect to government plans, the years referred to in (B)(ii) are only those years beginning after December 31, 1978 during which the Participant was employed by a public employer in the same state which sponsored a plan under Section 457 of the Code in which the Participant was eligible to participate and under which amounts deferred were subject to the limits described in (A) above. With respect to eligible non-governmental employers, the years referred to in
(B)(ii) above are only those years beginning on and after January 1, 1987 during which an eligible Participant was employed by the employer sponsoring the Plan.

The limitations set forth above shall be reduced by any amount excluded from the Participant's gross income for the applicable taxable year under Sections 403(b), 401(k) or 402(a)(8) of the Code, and shall be further reduced to the extent required by Section 457 of the Code, and the regulations thereunder, taking into account deferrals under this and any other eligible deferred compensation plan of the employer or any other eligible employer.

ALLOCATIONS OF DEFERRED COMPENSATION DEPOSITS

Deferred Compensation Amounts remitted under the Contracts are allocated among the General Account and the sixteen Funds of the Separate Account. Deferred Compensation Amounts will be allocated on the basis of a request made to the Insurance Company and currently on file at its home office (see "General Matters--Contacting the Insurance Company"). A Participant's request for allocation will specify the percentage, in any whole percentage from 0% to 100%, of each remittance of Deferred Compensation Amounts to be allocated to each of the Investment Alternatives. The request for allocation of Deferred Compensation Amounts among the Investment Alternatives may be changed from time to time, and amounts may be transferred among those alternatives (see "Transfers Among Investment Alternatives"). A Contractholder may provide that Contributions not made through salary reduction may in whole or in part be restricted to the General Account. A Participant should make periodic reviews of all allocations in light of market conditions, the Participant's retirement plans, and overall financial planning requirements.

ACCUMULATION UNITS

Remittances of Deferred Compensation Amounts under the Contracts which are allocated to the Separate Account on behalf of a Participant will be credited to an individual accumulation account maintained for such Participant with respect to each of the chosen Funds of the Separate Account in the form of Accumulation Units as of the Valuation Period during which the Deferred Compensation Amount is received by the Insurance Company. The number of Accumulation Units in a Fund of the Separate Account credited to the account of a Participant is determined by dividing the amount allocated to that Fund of the Separate Account on behalf of such Participant by the Accumulation Unit value for that Fund of the

Separate Account for the Valuation Period during which the remittance of Deferred Compensation Amounts is received. The value of the Accumulation Units of each Fund of the Separate Account will vary with the investment experience of that Fund.

The number of Accumulation Units in a Participant's individual account will fluctuate in accordance with amounts allocated to or withdrawn from the Funds of the Separate Account. The net change in Accumulation Units is determined by adjusting the number of Accumulation Units in the Funds of the Separate Account as of the end of the previous Valuation Period by adding or deducting Accumulation Units with respect to Deferred Compensation Amounts remitted to, or amounts withdrawn from, the respective Funds of the Separate Account during that Valuation Period. The number of Accumulation Units to be so added or deducted is the number obtained by dividing the amounts so allocated, or withdrawn, by the Accumulation Unit value for that Valuation Period.

The Accumulation Units in each Fund of the Separate Account are valued separately. The value of an Accumulation Unit in each Fund of the Separate Account corresponding to a Fund of the Investment Company originally was set arbitrarily at one dollar. The value of an Accumulation Unit in the Fund of the Separate Account corresponding to one of the Fidelity Portfolios, Scudder Portfolios, American Century VP Capital Appreciation Fund or Calvert Social Balanced Portfolio originally was established by deducting expenses of the Separate Account applicable to that portfolio or fund from the applicable unit value established by the respective Portfolio Company portfolio or fund as of the end of the last Valuation Day immediately preceding the day when the first investment was made by the Separate Account in the Portfolio Company portfolio or fund. For any Valuation Period, the value of an Accumulation Unit in a Fund of the Separate Account is the amount obtained by multiplying the value of an Accumulation Unit in that Fund as of the preceding Valuation Period, by the Fund's Accumulation Unit Change Factor (described below) for that Valuation Period. The dollar value of an Accumulation Unit in each Fund of the Separate Account, therefore, will vary from Valuation Period to Valuation Period, depending on the investment experience of the Fund.

The Accumulation Unit Change Factor for each Fund of the Separate Account for any Valuation Period is determined as:

  (a) the ratio of (i) the asset value of that Fund at the end of the current Valuation Period, before any amounts are allocated to, or withdrawn from, the Fund with respect to that Valuation Period, to (ii) the asset value of the Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

  (b) 1.000000 plus the component of the annual rate of mortality and expense risk, distribution expense and administrative charges (which does not include the monthly administrative charge per Participant which is $2.00 but in no event to exceed 1/12 of 1% of the Account Value in any month) against a Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period (see "Charges").

The value of the Accumulation Units credited to the account of a Participant in the Separate Account for any Valuation Period prior to the Annuity Commencement Date is determined by multiplying the number of Accumulation Units credited to such Participant in each chosen Fund of the Separate Account by the Accumulation Unit value for each chosen Fund at the end of the Valuation Period.

TRANSFERS AMONG INVESTMENT ALTERNATIVES

Prior to the Annuity Commencement Date, Participants may elect, subject to the conditions imposed by the Plan or those described below, to transfer amounts among Investment Alternatives. Thus, amounts may be transferred among Funds of the Separate Account, and between the Separate Account and the General Account (see "General Matters--Contacting the Insurance Company"). A Participant may express the amount sought to be transferred as a dollar amount, or as a number of Accumulation Units, or as a percentage of the value of the Participant's investment in the selected Investment Alternative. Transfers may not be made after the Annuity Commencement Date. No charges are currently imposed for transfers, but the Insurance Company reserves the right to impose such charges in the future.

Any transfers from a Fund of the Separate Account will result in the cancellation of Accumulation Units in that Fund on the basis of the current Accumulation Unit value for the Valuation Period during which the request is received. Transfers to a Fund of the Separate Account from either the General Account or another Fund of the Separate Account will be credited to that Fund based on the current Accumulation Unit value for the Valuation Period during which the transferred amount is received (see "Postponement of Payments").

No request for a transfer will be binding on the Insurance Company until it receives all information necessary to process the request.

WITHDRAWALS

Pursuant to a Plan, a Participant may withdraw his account balance in the event of an unforeseen emergency or if his account balance is $5,000 or less and certain conditions are met. In addition, a Plan may provide for a distribution of a Participant's account balance without his consent if certain conditions are met. Otherwise, distributions from the Plan will be subject to the restrictions discussed in "Benefit Payments." In the event of an unforeseen emergency, a withdrawal may be made by the Participant in an amount which does not exceed the lesser of (1) the amount generally needed to meet the unforeseeable emergency and (2) the Participant's Account Balance.

Income tax regulations issued before 1989 define "unforeseeable emergency" as a severe financial hardship arising from a sudden and unexpected illness or an accident to the Participant or to a dependent, or the loss of the Participant's property due to casualty or other similar extraordinary and unforeseeable circumstances arising from the events beyond his control. A severe financial hardship will not exist if it can be relieved through reimbursement by insurance, liquidation of other assets of the Participant which does not cause severe financial hardship or cessation of Deferred Compensation Amounts under the Plan. The employer shall determine whether a Participant faces an unforeseeable emergency as defined in the Plan.

DEATH BENEFITS

A Plan may provide that a death benefit shall be payable to the Participant's beneficiary(s), in which case the death benefit will be paid by the Insurance Company after it has received (1) due proof of death; (2) notification of an election by the beneficiary of the form in which the death benefit is to be paid; and (3) all other information and documentation necessary to process the death benefit request. The amount of the death benefit will be the value of the Participant's Account Balance as of the date on which the Insurance Company receives such information. Until the Insurance Company receives the items in (1)-(3), the Participant's Account Balance will remain allocated as it was on the date of death of the Participant (unless the beneficiary is the spouse and special rules apply).

In the case of death prior to the Participant's Annuity Commencement Date, such death benefit may be payable in a single sum or as an annuity. Benefit Payments made in the form of an annuity, must be: (i) payable over a period not to exceed the beneficiary's life expectancy if the beneficiary is the Eligible Spouse of the Participant; or (ii) payable over a period not to exceed 15 years if the beneficiary is other than the Eligible Spouse of the Participant. Otherwise, the Participant's entire interest in the Plan must be distributed within five years of the date of death. In the case of death after a Participant's Annuity

Commencement Date, the Participant's beneficiary will be entitled to receive the death benefit (if any) provided by the form of annuity in effect on the date of the Participant's death.

BENEFIT PAYMENTS

Amounts payable under a Plan generally may not be paid or made available to a Participant, except as discussed above under "Withdrawals," earlier than the calendar year in which the Participant attains age 70 1/2 or terminates employment. In addition, a Plan must provide that a Participant's entire interest must begin to be distributed not later than April 1 of the calendar year following the year the Participant attains age 70 1/2 (or, in the case of certain governmental plans, the year the Participant retires) over the life of a Participant, the joint lives of a Participant and a designated beneficiary or a period certain, not longer than the life expectancy of the Participant or joint life expectancies of the Participant and a beneficiary. Benefit Payments before a Participant's death must be made at such time and in such amounts as the Income Tax Regulations shall specify (see also "Annuity Commencement Date" and "Available Forms of Periodic Benefits"). Before 1989, amounts payable under a Plan could not be paid or made available earlier than termination of employment, except in the case of an unforeseen emergency.

Generally, a Plan may provide for payment to be made in the form of a single sum or annuity, as elected by a Participant. A Plan may also provide that a Participant may elect to defer to a future date payment of benefits. An election as to the form of payment must be made at such time and in such manner as the Plan shall provide. A Plan may provide that an election which defers payment of benefits to a future date may be made both before or after or only before or after such benefits are otherwise payable as discussed above and only if certain conditions are met, e.g., elections may be required to be irrevocable or may not be permitted to be made if payment of benefits have begun to be made to a Participant. Any election which defers payment of benefits to a future date also would be subject to the requirements covering the time within which benefit payments must begin as discussed above.

                                DISCONTINUANCE

The Contracts provide that a Contractholder may discontinue a Contract, at its discretion, as of the first day of a calendar month that is at least 31 days after notice of such intention to discontinue is received by the Insurance Company. The Insurance Company may discontinue a Contract, in whole or in part, if (1) the Contractholder fails to abide by the terms or requirements of the Contract, or (2) the Insurance Company determines that a modification of the Contracts is necessary to comply with Federal or state requirements, and the Contractholder refuses to accept a substantially similar Contract offered by the Insurance Company that incorporates that modification. Discontinuance of a Contract by the Insurance Company will be effective as of a date specified by the Insurance Company, provided that the Insurance Company must give a Contractholder at least 31 days' advance written notice in which to cure any remediable defaults.

In addition, the Insurance Company has the right to discontinue a Contract if, during any Plan Year, no Deferred Compensation Amounts are remitted on behalf of any of the Participants.

Discontinuance of a Contract will not relieve the Contractholder of its obligations under the Contract, and all provisions of the Contract will continue to apply, except that (1) no further Deferred Compensation Amounts will be made by the Contractholder, and (2) the Contractholder may transfer to another insurance company or other financial institution all amounts accumulated under the Contracts and allocated to Participants, former Participants, and beneficiaries. Such transfer may be made in any manner to which the Contractholder and the Insurance Company agree in writing. In the event of a transfer described in clause (2) above, amounts accumulated for the benefit of a current or former Participant, or beneficiary, who does not consent to the transfer may, as elected by that person, be left on deposit with the Insurance Company, or withdrawn in whole or in part (see "Withdrawals").

                           POSTPONEMENT OF PAYMENTS

Payment of any amounts due from the Separate Account in connection with a withdrawal, death benefit, termination, or transfer of any amount from the Separate Account to the General Account will occur within seven days, unless:

  1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Securities and Exchange Commission (the "Commission"); or

  2. The Commission by order permits postponement for the protection of Participants; or

  3. An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

                    PERIOD AFTER ANNUITY COMMENCEMENT DATE

GENERAL

At the Annuity Commencement Date, the amount credited to a Participant in the Separate Account will be transferred to the General Account and, together with any amount previously credited to the Participant in the General Account, will be applied to provide a monthly benefit. The amount of each Benefit Payment will be fixed and guaranteed by the Insurance Company to the Contractholder or, to the extent permitted by the federal tax law, to Participants in Plans maintained by governmental units, in accordance with the table of annuity purchase rates contained in the Contract. Until paid or otherwise made available to a Participant, Benefit Payments are subject to the claims of the Contractholders' general creditors. However, Benefit Payments made under Contracts issued to Plans maintained by governmental units which are required to hold such Plans' assets for the exclusive benefit of Participants in trust or in a custodial account or group annuity contract which are treated as trusts under Section 457 of the Code are not subject to the claims of the Contractholders general creditors.

The level of periodic Benefit Payments made to Contractholders or Participants, as the case may be, under the Contract will not be affected by the mortality experience (death rate) of persons receiving such payments, of persons with respect to whom such payments are made, or of the general population. The Insurance Company assumes the "mortality risk" by virtue of the annuity purchase rates incorporated in the Contract. In addition, the Insurance Company guarantees that it will not increase charges under the Contracts with respect to periodic Benefit Payments regardless of its actual expenses.

Accordingly, periodic Benefit Payments made in a fixed and guaranteed amount are not in any way dependent upon the investment experience of the Separate Account. The amount of such monthly payments depends only on the form of benefit chosen, the applicable benefit purchase rates contained in the Contract and the total amount applied to purchase the benefit.

Once periodic Benefit Payments have commenced with respect to a Participant, no further Deferred Compensation Amounts may be remitted on behalf of that Participant. In addition, neither transfers to the Separate Account, nor withdrawals of any kind, are permitted on behalf of a Participant receiving periodic Benefit Payments.

A Plan may provide that a Participant may elect to receive the Participant's Account Balance as of the Annuity Commencement Date in a lump sum or installment payments in lieu of receiving fixed and guaranteed periodic Benefit Payments.

The Insurance Company will issue to Contractholders for delivery to each Participant thereunder an individual certificate setting forth the amount and terms of payment of the periodic Benefit Payments.

Payment of benefits under the Contracts will be made by the Insurance Company directly to the Contractholder or, if the Contractholder agrees and to the extent permitted by the federal tax law, to Participants.

ANNUITY COMMENCEMENT DATE

The Benefit Payments, including a lump sum, with respect to a Participant begin on or shall be made as of the Annuity Commencement Date. A Plan may provide that Participants may elect an Annuity Commencement Date that is the Participant's normal retirement date (as provided for in his employer's pension plan if he is covered by such plan, or if he is not covered by such a plan, age 65); early retirement date (the first day of any calendar month following an early retirement age, if any, as specified in a Plan), or later retirement date (the first day of a calendar month following the Participant's normal retirement date.) Such elections are subject to conditions set forth in a Plan and, as discussed in "Withdrawals," the requirements concerning the time within which benefit payments must begin.

Annuity Commencement Date elections must be made in advance, in writing as described under "General Matters--Contacting the Insurance Company."

AVAILABLE FORMS OF PERIODIC BENEFITS

(1) A Participant who has an Eligible Spouse on his Annuity Commencement Date shall have his benefit paid on the Joint and Survivor Annuity form described in Paragraph (4)(a) below. However, the Participant may, before such Annuity Commencement Date, elect in writing (with the right to revoke such election at any time before his Annuity Commencement Date) to have his benefit paid in one of the following forms of payment:

    (a) the Life Annuity form described in Paragraph (4)(b) below,

    (b) the 10 Years Certain and Continuous Annuity form described in Paragraph (4)(c) below,

    (c) the 15 Years Certain and Continuous Annuity form described in Paragraph (4)(d) below, or

    (d) the Full Cash Refund Annuity form described in Paragraph (4)(e) below.

(2) A Participant who does not have an Eligible Spouse on his Annuity Commencement Date shall have his benefit paid on the 10 Years Certain and Continuous Annuity form described in Paragraph (4)(c) below. However, the Participant may, before such Annuity Commencement Date, elect in writing (with the right to revoke such election at any time before such Annuity Commencement
Date) to have his benefit paid on one of the following alternative forms of payment:

    (a) the Life Annuity form described in Paragraph (4)(b) below,

    (b) the 15 Years Certain and Continuous Annuity form described in Paragraph (4)(d) below, or

    (c) the Full Cash Refund Annuity form described in Paragraph (4)(e) below.

(3) Limits on Payment

The forms available under the Contract are those described in Paragraph (4) below. Beginning in 1989, if the value of the Participant's benefit would be less than 66 2/3% of the value of the benefit that would be payable on the Life Annuity Form, such benefit shall be adjusted so that it shall be equal to 66 2/3% of the value of the Participant's benefit on the Life Annuity Form. This may impose, in certain instances, substantial limitations on the forms of benefit payable.

(4) Forms Described

  (a) 66 2/3% Joint and Survivor Life Annuity

  66 2/3% Joint and Survivor Life Annuity provides an adjusted monthly benefit payable during the lifetime of the retired Participant and 66 2/3% of such adjusted monthly benefit payable after his death to his joint annuitant if such joint annuitant survives him, to continue until the death of the joint annuitant. If the joint annuitant should die prior to the Annuity Commencement Date of the Participant, the election of this Option is automatically cancelled, and the Participant shall automatically have his benefit paid on the 10 Years Certain and Continuous Annuity form described in Paragraph 4(c) below unless, prior to the Annuity Commencement Date, he elects in writing (with the right to revoke such election at any time prior to the Annuity Commencement Date) to have his benefit paid on one of the alternative forms of payment.

  (b) Life Annuity

  The Life Annuity form provides for monthly payments continuing to the first day of the month in which the Participant's death occurs.

  (c) 10 Years Certain and Continuous Annuity

  The 10 Years Certain and Continuous Annuity form provides for monthly payments continuing to the first day of the month in which the Participant's death occurs or at the end of the certain period of 120 months, whichever is later. If the Participant dies before the end of the certain period, payments in the same amount shall be continued to the end of such period to the beneficiary. If the beneficiary dies before the end of the certain period, the commuted value of payments not yet made shall be made to the payee named by the Participant.

  (d) 15 Years Certain and Continuous Annuity

  The 15 Years Certain and Continuous Annuity form provides for monthly payments continuing to the first day of the month in which the Participant's death occurs or the end of the certain period of 180 months, whichever is later. If the Participant dies before the end of the certain period, payment in the same amount shall be continued to the end of such period to the beneficiary. If the beneficiary dies before the end of the certain period, the commuted value of payments not yet made shall be made to the payee named by the Participant.

  (e) Full Cash Refund Annuity

  The Full Cash Refund Annuity form provides for monthly payments to the Participant continuing to the first day of the month in which his death occurs. Upon his death, the beneficiary shall be entitled to receive, in cash, the excess, if any, of the Participant's Account Balance as of his Annuity Commencement Date over the aggregate amount of payments made to the Participant.

AMOUNT OF PERIODIC BENEFIT PAYMENTS

The amount of monthly Benefit Payments under the Contract will be determined on the basis of the application of the Participant's Account Balance to the annuity purchase tables contained in the Contracts in accordance with the form of benefit selected. The Insurance Company guarantees that the rates used to determine the amount of Benefit Payments will never be less favorable with respect to a Participant than the guaranteed rate provided in the Contract.

SMALL BENEFIT PAYMENTS

If the initial monthly payment under an annuity benefit payable under the Contract would be less than $20, or if any Participant terminates employment and is eligible for a benefit determined to be less than $20 a month under the 10 Years Certain and Continuous Annuity form (described above), the Insurance Company shall, in lieu of making the monthly Benefit Payments which would otherwise be payable to the Participant commencing on the Participant's Annuity Commencement Date, pay to the Contractholder or the Participant, as the case may be, on or before the Participant's Annuity Commencement Date, in a single sum, the value of the Participant's monthly annuity benefit that would otherwise be payable on the 10 Years Certain and Continuous Annuity form, provided that single sum does not exceed $5,000.

                              THE GENERAL ACCOUNT

Deferred Compensation Amounts allocated and transfers made to the Insurance Company's General Account become part of the general assets of the Insurance Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act") nor is the General Account registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the General Account nor any interests therein are subject generally to the provisions of the 1933 or 1940 Acts, and the Insurance Company has been advised that the staff of the Commission has not reviewed the disclosures in this Prospectus which relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

SCOPE OF PROSPECTUS

The Contracts provide for accumulation of Deferred Compensation Amounts on a completely fixed basis, a completely variable basis, or a combination fixed and variable basis, and for the payment of periodic benefits on a fixed basis only. This Prospectus, however, is generally intended to serve as a disclosure document for the variable portion of the Contracts only. For complete details regarding the General Account, see the Contracts themselves.

GENERAL DESCRIPTION

The General Account consists of all of the general assets of the Insurance Company, other than those in the Separate Account and the other segregated asset accounts. Amounts are allocated to the General Account at the election of Participants in the form of remittances made by the Contractholder on their behalf, or as transfers from the Separate Account. The Insurance Company bears the full investment risk for all amounts allocated to the General Account (whereas Participants bear the investment risk for amounts allocated to the Separate Account). The Insurance Company has sole discretion to invest the assets of the General Account, subject to applicable law. The Insurance Company guarantees that it will credit interest to amounts accumulated for Participants in the General Account at an effective annual rate of at least 3%. The Insurance Company may, at its sole discretion, credit a higher rate of interest to amounts allocated to the General Account, although the Insurance Company IS NOT OBLIGATED TO CREDIT INTEREST IN EXCESS OF 3% PER YEAR. Under Contracts where employers elect to use electronic media, such as a computer terminal, personal computer or other electronic device located at the employer's place of business, to transmit and receive to and from the Insurance Company, relevant and necessary information with respect to the Contract, subject to the Insurance Company's established rules and requirements with respect to accessing computer information, the Insurance Company reserves the right to credit such Contracts with a different rate of interest in the General Account than Contracts which do not use such electronic computer processing. Any amount held in the General Account does not entitle a Participant to share in the investment experience of the General Account.

TRANSFERS AND WITHDRAWALS

A Plan may provide that at any time prior to a Participant's Annuity Commencement Date, amounts may be transferred from the Funds of the Separate Account to the General Account, and, except where restricted by the Contractholder, from the General Account to the Funds of the Separate Account. Currently, no charge is imposed for such transfers. The Insurance Company reserves the right, however, to impose a charge on transfers in the future.

In the event of an unforeseen emergency, a partial or complete withdrawal may be made from the General Account or the Separate Account prior to a Participant's Annuity Commencement Date (see "Withdrawals"). In the case of such withdrawals, the Insurance Company will pay the lesser of (a) the amount specified in the withdrawal request and (b) the amount that, as of the date of payment, then represents the total amount in the General Account and the Separate Account credited to the Participant.

Transfers and withdrawals from the General Account may be delayed for up to six months following the date that the Company receives such requests.

BENEFIT PAYMENTS

All Benefit Payments under the Contracts are made in the form of a fixed annuity from the General Account. The Insurance Company does not credit discretionary interest in excess of the guaranteed rate of 3% to Benefit Payments. The Contractholder must rely on the annuity purchase tables provided in the Contracts to determine the amount of Benefit Payments to be made with respect to a participant.

                                GENERAL MATTERS

CONTACTING THE INSURANCE COMPANY

Except as provided in the following paragraph, all notices, requests and elections required to be given or made under the Contracts must be in writing and mailed or delivered to the Insurance Company's home office at the following address:

                   Mutual of America Life Insurance Company

                              Eldon Wonacott
                             Senior Vice President
                                320 Park Avenue
                           New York, New York 10022

or to your appropriate Regional Office. You can check the address for your Regional Office by calling the following number: 800-468-3785.

TRANSFERS AND RE-ALLOCATIONS BY TELEPHONE

Requests by Participants for transfers or changes in the formula for allocation of Deferred Compensation Amounts remitted may be made by telephone in lieu of the written procedure described above. Requests by telephone, however, may be made only if a Participant has received a Personal Identification Number, which the Insurance Company provides automatically, and agreed to use it in accordance with the applicable rules and requirements. Thereafter, the Participant may contact the Insurance Company by telephone (800-468-3785) and request the desired transaction or change. Transfers requested by telephone will go into effect on the days on which the request is made if received by 4 PM, Eastern Standard time (or Daylight Savings Time, as applicable), at the next calculated price. The Insurance Company reserves the right to suspend or terminate the right to request transfers or reallocations by telephone at any time. Although failure to follow reasonable procedures may result in the Insurance Company's liability for any losses due to unauthorized or fraudulent telephone transfers, it will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. The Insurance Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Those procedures shall consist of confirming the Participant's Social Security number, checking the Personal Identification Number, tape recording all telephone transactions and providing written confirmation thereof.

YEAR 2000 COMPLIANCE

Many of the services that the Company provides to Participants and Contractholders depend on the proper functioning of its computer and computer-based systems, as well as those of its outside service providers. Many computers cannot distinguish the year 2000 from the year 1900, and this inability could potentially have an adverse impact on the handling of Participant and Contractholder purchase, exchange and redemption transactions, the crediting of accumulation units, accounting and other recordkeeping services. The Company has performed a comprehensive review of its computer systems and is in the process of modifying or replacing any of its systems that cannot recognize the year 2000. It expects to significantly complete modifications and replacements by the end of 1998 and to perform appropriate systems testing during the 1999 calendar year. It also is in the process of confirming with its outside service providers that their systems will be similarly modified or replaced to address the year 2000 issue. The Company anticipates that its computer systems and those of its outside service providers will be adapted in time for the year 2000.

DESIGNATION OF BENEFICIARY

Under the Plans, and subject to applicable laws, a Participant may designate (with the right to change such designation from time to time) a beneficiary to receive any payments with respect to a Participant becoming due to a beneficiary upon a Participant's death. The Participant may change the beneficiary while the Participant is living. Generally, the Insurance Company will pay to the Contractholders, as beneficiaries under the contracts, any payments becoming due because of a Participant's death.

If no designated beneficiary survives the Participant, and unless otherwise provided by the Plan or directed by a Contractholder, the Insurance Company will pay any single sum payment or the commuted value of any remaining periodic payments to the first surviving class of the following classes of successive preference beneficiaries: (a) the Participant's surviving spouse;
(b) the Participant's surviving children; (c) the Participant's surviving parents; (d) the Participant's surviving brothers and sisters; and (e) the executors or administrators of the Participant's estate. Any commuted value will be determined on the basis of compound interest at a rate, determined by the Insurance Company, that is consistent with the interest assumption of the rates used to determine the amount payable under a periodic benefit payment (see "Amount of Periodic Benefit Payments").

ASSIGNMENT OF CONTRACT

No assignment of a Contract, nor transfer of any rights conferred thereunder, is permitted.

THE INSURANCE COMPANY'S LIABILITY

The Insurance Company's liability for the payment of benefits (see "Period After Annuity Commencement Date"), death benefits and withdrawals (see "Withdrawals") is limited to the payments provided under the Contracts that arise from Participants' Account Balances.

Upon exhaustion of all amounts held under a Contract by withdrawals or by transfers upon discontinuance of the Contract (see "Discontinuance"), that Contract will terminate and the Insurance Company will be relieved of all further liability thereunder, except with respect to any periodic benefits provided on or before the date the Contract was terminated.

The Insurance Company may rely on the reports and other information furnished by Contractholders or Participants as required under the Contracts, and need not inquire as to the accuracy or completeness of such reports and information (see "Information and Determinations").

MODIFICATION OF CONTRACTS

No Contract may be modified as to the Insurance Company, nor may any of the rights or requirements of the Insurance Company be waived, except in writing and by a duly authorized officer of the Insurance Company.

A Contract may be changed at any time by the Insurance Company by amendment or replacement upon at least 31 days' written advance notice to the Contractholder without the consent of any Participant, or any other person who is, or may become, entitled to benefits under the Contract, provided that such changes shall not affect the amount or the terms of the periodic benefits provided thereunder before such change.

EVIDENCE OF SURVIVAL

When payment of a periodic benefit is contingent upon the survival of any person, evidence of that person's survival must be furnished to the Insurance Company, either by the personal endorsement of the check drawn for payment, or by other means satisfactory to the Insurance Company.

MISSTATEMENT OF INFORMATION

If a benefit provided under one of the Contracts was based on information that has been misstated, the benefit will not be invalidated, but the amount of the benefit payments or the amount applied to provide the benefit, or both, will be adjusted to the proper amount as determined on the basis of the corrected information.

The amount of any underpayments by the Insurance Company due to any misstatement shall be paid in full with the next payment due with respect to the Participant under the Contract. The amount of any overpayments by the Insurance Company due to any misstatement will be deducted to the extent possible from the payments thereafter falling due with respect to the Participant. Interest, based on an annual effective rate of 5%, will be included in the amount of any underpayments or overpayments.

INFORMATION AND DETERMINATIONS

Contractholders and Participants, as appropriate, will furnish the Insurance Company with the facts and information that the Insurance Company may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. Any determination that a Contractholder is to make will be made pursuant to the terms of the Contract and will be reported by the Contractholder to the Insurance Company.

ALTERNATE PAYMENTS OF BENEFITS

The Insurance Company may make payment due to a payee who is physically or mentally incompetent to receive such payments, or is a minor, to certain other persons in accordance with the Contracts. Upon making these alternate payments, the Insurance Company will be discharged from all liability with respect to payments due to the payee. Payments to a minor will be limited to $250 a month until either (a) a guardian is appointed or (b) the minor has attained majority.

PARTICIPATION IN DIVISIBLE SURPLUS

The Insurance Company is a mutual life insurance company and, therefore, has no stockholders. The Contractholders or Participants share in the earnings of the Insurance Company. No assurance can be given as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such surplus is within the sole discretion of the Insurance Company's Board of Directors. Under usual circumstances separate accounts receive little benefit from and contribute little to divisible surplus.

                              FEDERAL TAX MATTERS

For federal income tax purposes, the Separate Account is not an entity separate from the Insurance Company, and its operations are considered part of the Insurance Company. Accordingly, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Under existing Federal income tax law, no taxes are due on net investment income and realized capital gains earned by Separate Account. The Insurance Company reserves the right to make a deduction for taxes if in the future the Insurance Company must pay tax on the Separate Account's operations.

TAXATION OF BENEFIT PAYMENTS

The Contracts offered by this Prospectus are intended to be annuity contracts for purposes of Section 72 of the Code.

Any contributions by the employer (or earnings thereon) are not taxed to a Participant until distributed or otherwise made available to the Participant or his beneficiary.

THE CONTRACT

The Contract is offered for use with an eligible deferred compensation plan designed to meet the qualifications of Section 457 of the Code. Contractholders are responsible for establishment and administration of the Plan in accordance with the provisions of Section 457 of the Code. In addition to limitations on amounts a Participant may defer (see "Limitations on Deferrals") and restrictions on withdrawals (see "Withdrawals"), an eligible deferred compensation plan other than an eligible deferred compensation plan established by a governmental unit must provide that the Account Balances under the Contract shall remain solely the property of the Contractholder, subject only to the claims of the Contractholder's general creditors, until made available to a Participant or a Participant's beneficiary. Eligible deferred compensation plans established by governmental units must provide that all plan assets will be held for the exclusive benefit of plan participants in trust or in custodial accounts or group annuity contracts that are treated as trusts under Section 457 of the Code. Such plan assets are not subject to the claims of the Contractholder's general auditors.

In general, a death benefit, consisting of amounts paid to a Participant's beneficiary, is includible in the Participant's estate for federal estate tax purposes (see "Obtaining Tax Advice").

WITHHOLDING ON BENEFIT PAYMENTS AND OTHER DISTRIBUTION

Federal tax withholding on periodic benefit payments and other distributions (such as lump sum distributions or partial withdrawals to the extent available under a Plan) may be required.

OBTAINING TAX ADVICE

The description of this Prospectus of the current federal tax status of amounts accumulated or received under the Contracts is not exhaustive and is for information purposes only. The description does not purport to cover all situations involving the purchase of an annuity or the election of an option under the Contracts. Tax results may vary depending upon individual situations and special rules may apply in certain cases. State and local taxes may also pertain. For these reasons, a qualified tax advisor should be consulted for complete tax information regarding any specific situation.

                                 VOTING RIGHTS

In accordance with the Insurance Company's view of present applicable law and so long as the Commission continues to interpret the 1940 Act as requiring pass-through voting privileges, the Insurance Company will vote the shares of the Investment Company Funds, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and Calvert Social Balanced Portfolio held in the Separate Account at regular and special meetings of the shareholders of such funds or portfolios according to instructions received from persons having the right to instruct the Insurance Company on how to vote the shares (i.e., the Participants). The Insurance Company will vote shares for which it has not received instructions in the same proportion as the Insurance Company votes shares for which the Insurance Company has received instructions, except for shares owned by the Insurance Company representing "seed" money, which will be voted in the Insurance Company's discretion. The Insurance Company exercises discretion with respect to less than 1% of the voting interest in the Separate Account. If the Investment Company Act of 1940 should be amended, or if the present interpretation thereof should change, and as a result the Insurance Company determines that it is permitted to vote the shares of the Investment Company Funds, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio in its own discretion, it may elect to do so.

The person having the right to give voting instructions to the Insurance Company is the individual for whom amounts are accumulated in the Separate Account.

Each person having the right to give voting instructions to the Insurance Company will receive periodic reports relating to any of the Investment Company Funds, the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio for which he or she has the right to give voting instructions, including proxy material and a form with which to give voting instructions.

                            PERFORMANCE INFORMATION

MONEY MARKET FUND

From time to time, quotations of the "yield" and "effective yield" of the Separate Account's Money Market Fund may be included in advertisements, sales literature or shareholder reports. Both yield figures are based on the historical Money Market Fund performance of the Fund and show the performance of a hypothetical investment and are not intended to indicate future performance. The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (the ending date of which will be stated). This income is then annualized. That is, the amount of income generated by the Fund during that week is assumed to be generated during each week in such a 52-week period and is shown as a percentage. The effective yield is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and effective yield for the Money Market Fund will vary based on, among other things, changes in the market conditions, the level of interest rates and the level of the Money Market Fund's portfolio expenses.

OTHER FUNDS

From time to time, quotations of a Fund's "total return" may be included in advertisements, sales literature or shareholder reports. Total return figures are based on the historical performances of the Fund and show the performance of a hypothetical investment and are not intended to indicate future performance. The total return of a Fund refers to return assuming an investment has been held in the Fund for one, five and ten years and for the life of the Fund (the ending date of which will be stated). The total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Fund will vary based on, among other things, changes in market conditions and the level of the Fund's expenses.

For a detailed description of the methods used to determine yield and total return for the Separate Account's Funds, see the Statement of Additional Information.

                           FUNDING AND OTHER CHANGES

The Insurance Company reserves the right, subject to compliance with applicable law, including approval of Participants if so required, (1) to create new investment funds of the Separate Account at any time; (2) to transfer assets determined by the Insurance Company to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of the Insurance Company by withdrawing the same percentage of each investment in the Separate Account with appropriate adjustments to avoid odd lots and fractions; (3) to create additional separate investment accounts or combine any two or more accounts including the Separate Account; (4) to operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and to designate an investment advisor in connection therewith, which may be the Insurance Company, an affiliate of the Insurance Company or another person; (5) to deregister the Separate Account under the 1940 Act; and (6) to operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of the Insurance Company or an affiliate, or to discharge the committee of one or more of the Separate Accounts.

                       OTHER VARIABLE ANNUITY CONTRACTS

In addition to the Contracts described in this Prospectus, the Insurance Company offers other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Distribution of the Contracts           Legal Proceedings
Money Market Yield Calculation          Legal Matters
Performance Information                 Experts
Safekeeping of Separate Account Assets  Additional Information
State Regulation                        Financial Statements
Periodic Reports

          OBTAINING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION

To receive a copy of the Statement of Additional Information at no charge, the Participant may, as an alternative to calling (212) 224-1600, detach the Form included below and mail it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.

--------------------------------------------------------------------------------

               ORDER FORM FOR STATEMENT OF ADDITIONAL INFORMATION

To:  Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 1998 for the Section 457 Contract offered by Mutual of America. My name and address are as follows:

                ------------------------------------------------------------
                Name

                ------------------------------------------------------------
                Street Address

                ------------------------------------------------------------
                City                                State              Zip

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                               457 PLAN CONTRACT

                                  OFFERED BY

                   MUTUAL OF AMERICA LIFE INSURANCE COMPANY
                                320 PARK AVENUE
                            NEW YORK NEW YORK 10022

                                ---------------

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the 457 Plan Contract ("Contract") offered by Mutual of America Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998, by calling (212) 224-1600, or writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022. Terms used in the current Prospectus for the Contracts are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACTS.

Dated: May 1, 1998             TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DISTRIBUTION OF THE CONTRACTS..............................................   2
MONEY MARKET YIELD CALCULATION.............................................   2
PERFORMANCE INFORMATION....................................................   2
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.....................................   5
STATE REGULATION...........................................................   5
PERIODIC REPORTS...........................................................   6
LEGAL PROCEEDINGS..........................................................   6
LEGAL MATTERS..............................................................   6
EXPERTS....................................................................   6
ADDITIONAL INFORMATION.....................................................   6
FINANCIAL STATEMENTS.......................................................   6

                         DISTRIBUTION OF THE CONTRACTS

The Insurance Company offers the Contracts for sale on a continuous basis through certain employees of the Insurance Company. The only compensation paid for sales of the Contracts is in the form of salary. The Insurance Company is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. All persons engaged in selling the Contracts are licensed agents of the Insurance Company and are duly qualified registered representatives.

                        MONEY MARKET YIELD CALCULATION

In accordance with regulations adopted by the Securities and Exchange Commission, the Insurance Company is required to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains on losses or shares of the Money Market Fund of the Investment Company or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Fund of the Separate Account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative and distribution expenses or services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

The Securities and Exchange Commission also permits the Insurance Company to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result.

The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yield or rates of return. The Money Market Fund of the Separate Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.

                            PERFORMANCE INFORMATION

MONEY MARKET FUND

From time to time, quotations of the performance of the Separate Account's Money Market Fund may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A. Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B. Effective yield is the net annualized yield for a specified seven calendar-days assuming a reinvestment of the income or compounding. Effective yield is calculated by the same method as yield except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

  Effective Yield = [(Base Period Return +1) 365/7]-1.

The current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 1997 was 4.39%.

As described above, yield and effective yield are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance. Yield and effective yield will vary based on changes in market conditions and the level of expenses.

                                     SAI-2

In connection with communicating its total return to current or prospective Participants, the Money Market Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

BOND FUNDS

From time to time, quotations of the yield of the Separate Account's Investment Company Bond Funds and Scudder Bond Fund may be included in advertisements, sales literature or shareholder reports. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per accumulation unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Fund at the end of the period.

FUNDS OTHER THAN MONEY MARKET

From time to time, quotations of a Fund's "total return" may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A. Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

         T = (ERV divided by P)to the 1st power divided by the Nth power - 1

Where:

 P    =  a hypothetical initial payment of $1,000
 T     = average annual total return
 n     = number of years
 ERV   = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

B. Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                C = (ERV divided by P) - 1.


 C   = Cumulative Total Return
 P   = hypothetical initial payment of $1,000
 ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



                                     SAI-3

                                AVERAGE ANNUAL
                           TOTAL RETURN FOR PERIODS

                         ENDED DECEMBER 31, 1997

                      FUND                     ONE YEAR  FIVE YEARS  TEN YEARS  LIFE OF THE FUND
                      ----                     --------  ----------  ---------  ----------------
   Investment Company All America............      24.9%       17.1%      13.6%         14.9%(1)
   Investment Company Equity Index...........      31.1         N/A        N/A         17.7  (2)
   Investment Company Bond...................       8.7         6.8        7.5          7.9  (1)
   Investment Company Short-Term Bond........       4.4         N/A        N/A          3.4  (2)
   Investment Company Mid-Term Bond..........       5.7         N/A        N/A          4.6  (2)
   Investment Company Composite..............      15.9        11.0       10.1         11.1  (1)
   Investment Company Aggressive Equity......      19.4         N/A        N/A         22.9  (3)
   Fidelity VIP Equity-Income................      26.3        18.5       15.2         13.3  (4)
   Fidelity VIP II Contra....................      22.5         N/A        N/A         26.4  (5)
   Fidelity VIP II Asset Manager.............      19.1        11.6        N/A         11.5  (6)
   Scudder Capital Growth....................      33.7        16.3       15.4         14.3  (7)
   Scudder Bond..............................       7.3         5.6        7.2          6.9  (7)
   Scudder International.....................       7.5        12.1       10.4          8.5  (8)
   American Century VP Capital Appreciation..      (4.5)        4.4        7.2          7.9  (9)
   Calvert Responsibly Invested Balanced.....      18.3        11.2       10.2          9.5 (10)

                      CUMULATIVE TOTAL RETURN FOR PERIODS
                            ENDED DECEMBER 31, 1997

                      FUND                     ONE YEAR  FIVE YEARS  TEN YEARS  LIFE OF THE FUND
                      ----                     --------  ----------  ---------  ----------------
   Investment Company All America............      24.9%      119.9%     257.4%        505.1%(1)
   Investment Company Equity Index...........      31.1         N/A        N/A        123.0  (2)
   Investment Company Bond...................       8.7        38.7      105.8        168.7  (1)
   Investment Company Short-Term Bond........       4.4         N/A        N/A         17.9  (2)
   Investment Company Mid-Term Bond..........       5.7         N/A        N/A         24.5  (2)
   Investment Company Composite..............      15.9        68.8      162.2        290.7  (1)
   Investment Company Aggressive Equity......      19.4         N/A        N/A        112.8  (3)
   Fidelity VIP Equity-Income................      26.3       133.6      312.4        306.4  (4)
   Fidelity VIP II Contra....................      22.5         N/A        N/A        102.1  (5)
   Fidelity VIP II Asset Manager.............      19.1        72.8        N/A        121.9  (6)
   Scudder Capital Growth....................      33.7       112.9      320.5        429.1  (7)
   Scudder Bond..............................       7.3        31.1       99.6        130.7  (7)
   Scudder International.....................       7.5        76.9      168.3        138.2  (8)
   American Century VP Capital Appreciation..      (4.5)       23.8      101.1        115.2  (9)
   Calvert Responsibly Invested Balanced.....      18.3        70.2      163.2        178.4 (10)

-------
 (1) For the period beginning January 1, 1985 (commencement of operations)
 (2) For the period beginning February 5, 1993 (commencement of operations)
 (3) For the period beginning May 2, 1994 (commencement of operations)
 (4) For the period beginning October 9, 1986 (commencement of operations)
 (5) For the period beginning January 3, 1995 (commencement of operations)
 (6) For the period beginning September 6, 1989 (commencement of operations)
 (7) For the period beginning July 16, 1985 (commencement of operations)
 (8) For the period beginning May 1, 1987 (commencement of operations)
 (9) For the period beginning November 20, 1987 (commencement of operations)
(10) For the period beginning September 2, 1986 (commencement of operations) The returns for the All America Fund (previously called the "Stock Fund") prior to May 1, 1994 reflect the results of that Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The commencement dates for the Funds reflect the commencement dates for the underlying fund or portfolio. Separate Account charges have been deducted for funds or portfolios which commenced operations prior to the commencement of operations of the corresponding Fund of the Separate Account.

                                     SAI-4

The above figures for the Money Market and other Funds, both for average annual total return and cumulative total return, reflect charges made to the Separate Account, including a monthly service charge (a $2.00 monthly contract fee assessed as a cost per $1,000 based on the average account balance for all individually allocated contracts). The monthly contract fee is deducted initially from any net assets in the Participant's Account which have been allocated to the General Account. If no net assets are allocated to such Account, the monthly contract fee would be deducted from the net assets of the Participant's Account which have been allocated to one of the Funds of the Separate Account in the following order: (a) Investment Company Money Market,
(b) Investment Company Short-Term Bond, (c) Investment Company Mid-Term Bond,
(d) Investment Company Bond, (e) Scudder Bond, (f) Investment Company Composite, (g) Fidelity VIP II Asset Manager, (h) Calvert Social Balanced Portfolio, (i) Fidelity VIP Equity-Income, (j) Investment Company All America,
(k) Investment Company Equity Index, (l) Fidelity VIP II Contrafund, (m) Investment Company Aggressive Equity, (n) Scudder Capital Growth, (o) Scudder International, and (p) American Century VP Capital Appreciation. As such, the allocation of the net assets of a Participant's Account would determine whether any monthly contract fee would be charged against a Separate Account Fund.

The actual treatment of the monthly contract fee and its effect on total return would depend on the Participant's actual allocation. If a Participant has net assets in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. Accordingly, the illustration of such a Participant's net assets held in any of the Funds of the Separate Account would experience a higher total return than shown above. If a Participant has no assets allocated to the General Account, but has net assets allocated to more than one Fund of the Separate Account, the fee would only be deducted from one of the Funds so that an illustration of total return figures of the other Funds would be higher than shown above and the Separate Account Fund from which the fee was deducted would illustrate a lower total return than shown above. If a Participant has no assets in the General Account, but has net assets allocated only to one Fund of the Separate Account, then after deduction of the monthly contract fee, an illustration of such a total return figure would be lower than that shown above.

Performance figures, when used, are based on historical earnings and are not guaranteed. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the level of the Fund's expenses. Unit values will fluctuate so shares, when redeemed, may be worth more or less than their original cost.

In connection with communicating its total return to current or prospective Participants, a Fund also may compare these figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                    SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

Title to assets of the Separate Account is held by the Insurance Company. Records are maintained of all purchases and redemptions of eligible Portfolio Companies shares held by each of the Funds of the Separate Account.

                               STATE REGULATION

The Insurance Company is subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which it does business.

The Insurance Company must file with the Superintendent an annual statement on a form promulgated by the National Association of Insurance Commissioners. It must also file with New York and other states a separate statement with respect to any separate accounts that it may maintain, including the Separate Account. The Insurance Company's books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times, and a full examination into the affairs of the Insurance Company is made at least every five years. A full examination of the Insurance Company's operations may also be conducted periodically by other states.

The laws of New York and of other states in which the Insurance Company is licensed to transact business provide specifically for regulation and supervision of the variable annuity activities of life insurance companies. Included in such regulations are requirements relating to mandatory contract provisions and approval of contract form. Such state regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law.

                                     SAI-5

Generally, the states in which the Insurance Company does business apply the laws of New York in determining permissible investments for the Insurance Company.

                               PERIODIC REPORTS

Prior to a Participant's Annuity Commencement Date, the Participant will be provided by the Insurance Company, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period: (1) the Deferred Compensation deposits made on behalf of the Participant under 457 Contracts, or Contributions made for the purchase of an annuity under other Contracts, to the Separate and General Accounts; the date such Deferred Compensation was deducted from the Participant's salary or Contribution made and the date it was credited to the Participant's account; (2) the interest accrued on amounts allocated for the Participant to the General Account; (3) the number and dollar value of Accumulation Units credited to the Participant in each Fund of the Separate Account; and (4) the total amounts of all withdrawals and transfers from each Account and each Fund. Employers have been informed that payment must be remitted to the Insurance Company within seven days of the date it has been withheld from the Participant's pay. The statement also will specify the Participant's Account Balance available to provide a periodic benefit, cash return, or death benefit with respect to the Participant. The Insurance Company will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account, and a schedule of investments held in each Fund of the Investment Company.

                               LEGAL PROCEEDINGS

The Insurance Company is engaged in litigation of various kinds which in its judgment is not of material importance in relation to its total assets. There are no legal proceedings pending to which the Separate Account is a party.

                                 LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including the Insurance Company's right to issue the Contracts thereunder, have been passed upon by Patrick A. Burns, Senior Executive Vice President and General Counsel of the Insurance Company. Legal matters relating to the Federal securities laws have been passed upon by Stanley M. Lenkowicz, Senior Vice President and Deputy General Counsel of the Insurance Company.

                                    EXPERTS

The financial statements included in this Statement of Additional Information have been audited by the Insurance Company's independent public accountants, Arthur Andersen LLP, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports.

                            ADDITIONAL INFORMATION

A registration statement has been filed with the Commission under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission.

                             FINANCIAL STATEMENTS

To the extent that Participants under the Contracts are participating in the investment performance of the Separate Account, the amounts of Participants' Account Balances and annuity payments are affected primarily by the investment results of the chosen Fund(s) of the Separate Account.

The financial statements of the Insurance Company that are included in this Statement of Additional Information should be considered only as bearing on the ability of the Insurance Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                     SAI-6

Financial Statements of the Separate Account for 1997 are included as follows:

   Statement of Assets and Liabilities...................................      V
   Statement of Operations...............................................    VII
   Statements of Changes in Net Assets...................................     IX
   Notes to Financial Statements.........................................    XII
   Report of Independent Public Accountants..............................    XVI

Financial Statements of the Insurance Company for 1997 are included as follows:

   Report of Independent Public Accountants.............................. SAI-8
   Consolidated Statements of Financial Condition........................ SAI-9
   Consolidated Statements of Operations and Surplus..................... SAI-10
   Consolidated Statements of Cash Flows................................. SAI-11
   Notes to Consolidated Financial Statements............................ SAI-12

                                     SAI-7

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                          INVESTMENT COMPANY
                          ---------------------------------------------------
                          MONEY MARKET ALL AMERICA   EQUITY INDEX    BOND
                              FUND         FUND          FUND        FUND
                          ------------ ------------  ------------ -----------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market
 value
 (Cost:
 Money Market Fund --
   $33,424,720
 All America Fund --
   $273,073,807
 Equity Index Fund --
   $120,918,440
 Bond Fund --
   $37,857,784)
 (Notes 1 and 2)......... $32,847,132  $347,116,077  $153,966,219 $37,979,161
Due From (To) Mutual of
 America General
 Account.................       1,459      (427,556)      493,450      (8,060)
                          -----------  ------------  ------------ -----------
Net Assets............... $32,848,591  $346,688,521  $154,459,669 $37,971,101
                          ===========  ============  ============ ===========
Unit Value at December
 31, 1997 (Note 5).......      $ 1.95        $ 6.76        $ 2.26      $ 3.00
                               ======        ======        ======      ======
Number of Units
 Outstanding at December
 31, 1997 (Note 5).......  16,831,293    51,312,383    68,461,583  12,671,471
                          ===========  ============  ============ ===========

                                              INVESTMENT COMPANY
                                -----------------------------------------------
                                                                    AGGRESSIVE
                                SHORT-TERM  MID-TERM   COMPOSITE      EQUITY
                                BOND FUND  BOND FUND      FUND         FUND
                                ---------- ---------- ------------ ------------
Assets:
Investments in Mutual of
 America Investment
 Corporation at market value
 (Cost:
 Short-Term Bond Fund --
   $2,823,723
 Mid-Term Bond Fund --
   $6,010,147
 Composite Fund --
   $277,684,362
 Aggressive Equity Fund --
   $145,068,534)
 (Notes 1 and 2)..............  $2,756,382 $5,638,323 $267,467,587 $153,734,203
Due From (To) Mutual of
 America General Account......      51,726      2,774       48,562       82,639
                                ---------- ---------- ------------ ------------
Net Assets....................  $2,808,108 $5,641,097 $267,516,149 $153,816,842
                                ========== ========== ============ ============
Unit Value at December 31,
 1997 (Note 5)................      $ 1.19     $ 1.26       $ 4.36       $ 2.15
                                    ======     ======       ======       ======
Number of Units Outstanding at
 December 31, 1997
 (Note 5).....................   2,354,989  4,478,213   61,359,153   71,468,257
                                ========== ========== ============ ============

   The accompanying notes are an integral part of these financial statements.

                                       V

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1997

                                        SCUDDER                   AMERICAN CENTURY    CALVERT
                         ---------------------------------------  ---------------- -------------
                                       CAPITAL                       VP CAPITAL
                            BOND        GROWTH     INTERNATIONAL    APPRECIATION    RESPONSIBLY
                            FUND         FUND          FUND             FUND       INVESTED FUND
                         ----------- ------------  -------------  ---------------- -------------
Assets:
Investments in Scudder
 Portfolios, American
 Century VP Capital
 Appreciation Fund and
 Calvert Responsibly
 Invested Portfolio at
 market value
 (Cost:
 Scudder Bond Fund --
  $18,341,309
 Scudder Capital Growth
 Fund -- $232,108,072
 Scudder International
 Fund -- $103,157,411
 American Century VP
 Capital Appreciation
  Fund -- $49,903,872
 Calvert Responsibly
 Invested Fund --
  $28,569,357)
 (Notes 1 and 2)........ $18,301,206 $328,836,635  $118,904,168     $49,521,243     $32,998,938
Due From (To) Mutual of
 America General
 Account................      46,687       (3,016)     (224,195)        256,004          43,544
                         ----------- ------------  ------------     -----------     -----------
Net Assets.............. $18,347,893 $328,833,619  $118,679,973     $49,777,247     $33,042,482
                         =========== ============  ============     ===========     ===========
Unit Value at December
 31, 1997 (Note 5)......     $ 12.37      $ 29.64       $ 14.46         $ 11.04          $ 2.65
                             =======      =======       =======         =======          ======
Number of Units
 Outstanding at
 December 31, 1997 (Note
 5).....................   1,483,509   11,093,827     8,204,725       4,510,083      12,478,750
                         =========== ============  ============     ===========     ===========

                                                       FIDELITY
                                       ----------------------------------------
                                            VIP         VIP II       VIP II
                                       EQUITY-INCOME    CONTRA    ASSET MANAGER
                                           FUND          FUND         FUND
                                       ------------- ------------ -------------
Assets:
Investments in Fidelity Portfolios at
 market value
 (Cost:
 VIP Equity-Income Fund --
  $80,156,668
 VIP II Contra Fund -- $89,492,657
 VIP II Asset Manager Fund --
  $21,735,892)
 (Notes 1 and 2).....................   $96,838,403  $115,077,349  $24,238,728
Due From (To) Mutual of America
 General Account.....................       122,065        51,690       60,586
                                        -----------  ------------  -----------
Net Assets...........................   $96,960,468  $115,129,039  $24,299,314
                                        ===========  ============  ===========
Unit Value at December 31, 1997 (Note
 5)..................................       $ 27.77       $ 20.36      $ 21.14
                                            =======       =======      =======
Number of Units Outstanding at
 December 31, 1997 (Note 5)..........     3,491,209     5,655,675    1,149,512
                                        ===========  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       VI

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                          MONEY MARKET ALL AMERICA  EQUITY INDEX        BOND
                              FUND        FUND          FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $2,049,430  $42,544,942  $  3,236,502     $ 2,438,040
                           ----------  -----------  ------------     -----------
Total income............    2,049,430   42,544,942     3,236,502       2,438,040
                           ----------  -----------  ------------     -----------
Expenses (Note 3):
 Fees...................      408,624    3,929,915     1,385,683         429,987
 Administrative
  expenses..............       78,791      186,667        75,353          62,095
                           ----------  -----------  ------------     -----------
Total Expenses..........      487,415    4,116,582     1,461,036         492,082
                           ----------  -----------  ------------     -----------
Net Investment Income
 (Loss).................    1,562,015   38,428,360     1,775,466       1,945,958
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........      132,331    6,823,750     1,092,959         111,901
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (446,463 )  22,669,697    24,542,212         889,880
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     (314,132)  29,493,447    25,635,171       1,001,781
                           ----------  -----------  ------------     -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $1,247,883  $67,921,807  $ 27,410,637     $ 2,947,739
                           ==========  ===========  ============     ===========
                                            INVESTMENT COMPANY
                          ---------------------------------------------------------
                           SHORT-TERM   MID-TERM     COMPOSITE    AGGRESSIVE EQUITY
                           BOND FUND    BOND FUND       FUND            FUND
                          ------------ -----------  ------------  -----------------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............   $  172,696  $   349,575  $ 59,200,271     $15,310,328
                           ----------  -----------  ------------     -----------
Total income............      172,696      349,575    59,200,271      15,310,328
                           ----------  -----------  ------------     -----------
Expenses (Note 3):
 Fees...................       31,767       61,348     3,220,012       1,614,189
 Administrative
  expenses..............        7,591        9,891       254,611          64,978
                           ----------  -----------  ------------     -----------
Total Expenses..........       39,358       71,239     3,474,623       1,679,167
                           ----------  -----------  ------------     -----------
Net Investment Income
 (Loss).................      133,338      278,336    55,725,648      13,631,161
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........       17,305      (98,969)    3,228,464         808,445
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      (40,822)     101,700   (20,441,501)      5,321,047
                           ----------  -----------  ------------     -----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........      (23,517)       2,731   (17,213,037)      6,129,492
                           ----------  -----------  ------------     -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........   $  109,821  $   281,067  $ 38,512,611     $19,760,653
                           ==========  ===========  ============     ===========

   The accompanying notes are an integral part of these financial statements.

                                      VII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                  AMERICAN
                                        SCUDDER                   CENTURY       CALVERT
                          ------------------------------------- ------------  -----------
                                        CAPITAL                  VP CAPITAL   RESPONSIBLY
                             BOND       GROWTH    INTERNATIONAL APPRECIATION   INVESTED
                             FUND        FUND         FUND          FUND         FUND
                          ----------  ----------- ------------- ------------  -----------
Investment Income and
 Expenses:
Income (Notes 1 and 4):
 Dividends..............  $1,026,890  $18,425,109  $ 2,549,505  $ 1,349,408   $2,295,190
                          ----------  -----------  -----------  -----------   ----------
Total income............   1,026,890   18,425,109    2,549,505    1,349,408    2,295,190
                          ----------  -----------  -----------  -----------   ----------
Expenses (Note 3):
 Fees...................     197,813    3,396,783    1,478,900      624,080      356,798
 Administrative
  expenses..............      37,701       98,960       22,343       15,260       50,968
                          ----------  -----------  -----------  -----------   ----------
Total Expenses..........     235,514    3,495,743    1,501,243      639,340      407,766
                          ----------  -----------  -----------  -----------   ----------
Net Investment Income
 (Loss).................     791,376   14,929,366    1,048,262      710,068    1,887,424
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments (Note
 1):
 Net realized gain
  (loss) on
  investments...........     (87,907)   3,989,169   10,918,585    1,238,144      235,099
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     447,914   53,719,471   (3,147,476)  (4,227,421)   2,600,706
                          ----------  -----------  -----------  -----------   ----------
Net Realized and
 Unrealized Gain (Loss)
 on Investments.........     360,007   57,708,640    7,771,109   (2,989,277)   2,835,805
                          ----------  -----------  -----------  -----------   ----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations........  $1,151,383  $72,638,006  $ 8,819,371  $(2,279,209)  $4,723,229
                          ==========  ===========  ===========  ===========   ==========

                                                      FIDELITY
                                       ---------------------------------------
                                            VIP        VIP II       VIP II
                                       EQUITY-INCOME   CONTRA    ASSET MANAGER
                                           FUND         FUND         FUND
                                       ------------- ----------- -------------
Investment Income and Expenses:
Income (Notes 1 and 4):
 Dividends............................  $ 5,695,825  $ 2,303,885  $1,433,986
                                        -----------  -----------  ----------
Total income..........................    5,695,825    2,303,885   1,433,986
                                        -----------  -----------  ----------
Expenses (Note 3):
 Fees.................................      886,449    1,111,011     204,162
 Administrative expenses..............      109,597       64,722      34,946
                                        -----------  -----------  ----------
Total Expenses........................      996,046    1,175,733     239,108
                                        -----------  -----------  ----------
Net Investment Income (Loss)..........    4,699,779    1,128,152   1,194,878
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments (Note 1):
 Net realized gain (loss) on invest-
  ments...............................      278,906      992,567      25,536
 Net unrealized appreciation (depreci-
  ation) of investments...............   11,806,259   16,333,421   1,637,367
                                        -----------  -----------  ----------
Net Realized and Unrealized Gain
 (Loss) on Investments................   12,085,165   17,325,988   1,662,903
                                        -----------  -----------  ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations............  $16,784,944  $18,454,140  $2,857,781
                                        ===========  ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                                      VIII

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                      INVESTMENT COMPANY
                          -------------------------------------------------------------------------------
                             MONEY MARKET FUND          ALL AMERICA FUND           EQUITY INDEX FUND
                          ------------------------  --------------------------  -------------------------
                             1997         1996          1997          1996          1997         1996
                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,562,015  $   849,780  $ 38,428,360  $ 10,418,234  $  1,775,466  $ 1,456,309
 Net realized gain
  (loss) on
  investments...........      132,331       73,658     6,823,750     2,431,185     1,092,959      476,262
 Net unrealized
  appreciation
  (depreciation) of
  investments...........     (446,463)     278,840    22,669,697    28,344,476    24,542,212    6,045,598
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,247,883    1,202,278    67,921,807    41,193,895    27,410,637    7,978,169
                          -----------  -----------  ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    5,788,009    6,015,021    31,724,926    30,608,222    22,975,577   11,517,471
 Withdrawals............   (4,229,179)  (4,077,160)  (21,956,687)  (15,824,928)   (6,932,093)  (6,193,918)
 Net transfers..........   (2,770,906)   1,853,101)      360,521    15,311,478    49,789,027   23,679,496
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   (1,212,076)      84,760    10,128,760    30,094,772    65,832,511   29,003,049
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........       35,807    1,287,038    78,050,567    71,288,667    93,243,148   36,981,218
Net Assets:
Beginning of Year.......   32,812,784   31,525,746   268,637,954   197,349,287    61,216,521   24,235,303
                          -----------  -----------  ------------  ------------  ------------  -----------
End of Year.............  $32,848,591  $32,812,784  $346,688,521  $268,637,954  $154,459,669  $61,216,521
                          ===========  ===========  ============  ============  ============  ===========
                                                      INVESTMENT COMPANY
                          -------------------------------------------------------------------------------
                                 BOND FUND            SHORT-TERM BOND FUND         MID-TERM BOND FUND
                          ------------------------  --------------------------  -------------------------
                             1997         1996          1997          1996          1997         1996
                          -----------  -----------  ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 1,945,958  $ 1,790,689  $    133,338  $     63,539  $    278,336  $   558,997
 Net realized gain
  (loss) on
  investments...........      111,901       68,629        17,305         7,065       (98,969)      (2,132)
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      889,880   (1,221,188)      (40,822)       (1,966)      101,700     (455,047)
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    2,947,739      638,130       109,821        68,638       281,067      101,818
                          -----------  -----------  ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    4,701,303    5,112,307       668,221       650,490       813,398      953,690
 Withdrawals............   (4,020,196)  (3,323,187)     (647,104)     (229,391)     (586,994)    (231,712)
 Net transfers..........     (136,699)    (435,017)      252,496       344,727       585,047      424,626
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........      544,408    1,354,103       273,613       765,826       811,451    1,146,604
                          -----------  -----------  ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........    3,492,147    1,992,233       383,434       834,464     1,092,518    1,248,422
Net Assets:
Beginning of Year.......   34,478,954   32,486,721     2,424,674     1,590,210     4,548,579    3,300,157
                          -----------  -----------  ------------  ------------  ------------  -----------
End of Year.............  $37,971,101  $34,478,954  $  2,808,108  $  2,424,674  $  5,641,097  $ 4,548,579
                          ===========  ===========  ============  ============  ============  ===========

   The accompanying notes are an integral part of these financial statements.

                                       IX

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                                          INVESTMENT COMPANY
                          -----------------------------------------------------
                               COMPOSITE FUND          AGGRESSIVE EQUITY FUND
                          --------------------------  -------------------------
                              1997          1996          1997         1996
                          ------------  ------------  ------------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 55,725,648  $ 28,222,090  $ 13,631,161  $11,952,409
 Net realized gain
  (loss) on
  investments...........     3,228,464     2,739,162       808,445      201,936
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   (20,441,501)   (6,525,946)    5,321,047      547,221
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........    38,512,611    24,435,306    19,760,653   12,701,566
                          ------------  ------------  ------------  -----------
From Unit Transactions:
 Contributions..........    23,905,684    28,326,960    29,301,342   16,800,622
 Withdrawals............   (24,479,468)  (22,088,981)   (9,246,392)     506,734
 Net transfers..........   (20,666,992)  (19,948,521)   24,458,890   29,646,189
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   (21,240,776)  (13,710,542)   44,513,840   46,953,545
                          ------------  ------------  ------------  -----------
Net Increase (Decrease)
 in Net Assets..........    17,271,835    10,724,764    64,274,493   59,655,111
Net Assets:
Beginning of Year.......   250,244,314   239,519,550    89,542,349   29,887,238
                          ------------  ------------  ------------  -----------
End of Year.............  $267,516,149  $250,244,314  $153,816,842  $89,542,349
                          ============  ============  ============  ===========

                                                            SCUDDER
                          --------------------------------------------------------------------------------
                                 BOND FUND             CAPITAL GROWTH FUND         INTERNATIONAL FUND
                          ------------------------  --------------------------  --------------------------
                             1997         1996          1997          1996          1997          1996
                          -----------  -----------  ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $   791,376  $ 1,097,001  $ 14,929,366  $ 13,273,666  $  1,048,262  $    850,382
 Net realized gain
  (loss) on
  investments...........      (87,907)    (110,077)    3,989,169     1,971,672    10,918,585     3,882,634
 Net unrealized
  appreciation
  (depreciation) of
  investments...........      447,914     (788,323)   53,719,471    15,612,266    (3,147,476)    7,289,627
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    1,151,383      198,601    72,638,006    30,857,604     8,819,371    12,022,643
                          -----------  -----------  ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........    2,487,844    2,640,943    34,121,380    27,988,093    15,851,344    14,517,884
 Withdrawals............   (1,538,662)  (1,287,365)  (19,076,131)  (13,712,456)   (9,604,601)   (8,408,505)
 Net transfers..........      610,052     (259,197)   36,296,377       262,723       377,532    (1,008,537)
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........    1,559,234    1,094,381    51,341,626    14,538,360     6,624,275     5,100,842
                          -----------  -----------  ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........    2,710,617    1,292,982   123,979,632    45,395,964    15,443,646    17,123,485
Net Assets:
Beginning of Year.......   15,637,276   14,344,294   204,853,987   159,458,023   103,236,327    86,112,842
                          -----------  -----------  ------------  ------------  ------------  ------------
End of Year.............  $18,347,893  $15,637,276  $328,833,619  $204,853,987  $118,679,973  $103,236,327
                          ===========  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                                       X

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                      STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,

                              AMERICAN CENTURY                 CALVERT
                          --------------------------  --------------------------
                                 VP CAPITAL
                              APPRECIATION FUND       RESPONSIBLY INVESTED FUND
                          --------------------------  --------------------------
                              1997          1996          1997          1996
                          ------------  ------------  ------------  ------------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $    710,068  $  9,827,488  $  1,887,424  $  1,505,706
 Net realized gain
  (loss) on
  investments...........     1,238,144     3,898,097       235,099        72,424
 Net unrealized
  appreciation
  (depreciation) of
  investments...........    (4,227,421)  (18,669,322)    2,600,706       439,874
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in net assets resulting
 from operations........    (2,279,209)   (4,943,737)    4,723,229     2,018,004
                          ------------  ------------  ------------  ------------
From Unit Transactions:
 Contributions..........     8,707,773    16,360,753     6,373,996     4,807,906
 Withdrawals............    (6,920,015)   (7,283,773)   (2,497,692)   (1,198,222)
 Net transfers..........   (33,483,832)  (18,548,118)      521,192     2,535,811
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 from unit
 transactions...........   (31,696,074)   (9,471,138)    4,397,496     6,145,495
                          ------------  ------------  ------------  ------------
Net Increase (Decrease)
 in Net Assets..........   (33,975,283)  (14,414,875)    9,120,725     8,163,499
Net Assets:
Beginning of Year.......    83,752,530    98,167,405    23,921,757    15,758,258
                          ------------  ------------  ------------  ------------
End of Year.............  $ 49,777,247  $ 83,752,530  $ 33,042,482  $ 23,921,757
                          ============  ============  ============  ============

                                                          FIDELITY
                          -----------------------------------------------------------------------------
                                    VIP                      VIP II                    VIP II
                               EQUITY-INCOME                 CONTRA                 ASSET MANAGER
                                   FUND                       FUND                      FUND
                          ------------------------  -------------------------  ------------------------
                             1997         1996          1997         1996         1997         1996
                          -----------  -----------  ------------  -----------  -----------  -----------
Increase (Decrease) in
 Net Assets:
From Operations:
 Net investment income
  (loss)................  $ 4,699,779  $   465,381  $  1,128,152  $  (316,979) $ 1,194,878  $   147,067
 Net realized gain
  (loss) on
  investments...........      278,906       36,749       992,567      106,747       25,536       17,488
 Net unrealized
  appreciation
  (depreciation) of
  investments...........   11,806,259    4,033,446    16,333,421    8,757,016    1,637,367      726,606
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 in net assets resulting
 from operations........   16,784,944    4,535,576    18,454,140    8,546,784    2,857,781      891,161
                          -----------  -----------  ------------  -----------  -----------  -----------
From Unit Transactions:
 Contributions..........   16,485,680   11,293,855    21,050,465   13,486,367    5,663,920    2,540,371
 Withdrawals............   (5,431,923)    (154,620)   (6,172,824)      89,022   (1,306,235)    (659,754)
 Net transfers..........   17,763,089   21,543,664    17,442,009   17,419,557    6,221,869    5,212,637
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 from unit
 transactions...........   28,816,846   32,682,899    32,319,650   30,994,946   10,579,554    7,093,254
                          -----------  -----------  ------------  -----------  -----------  -----------
Net Increase (Decrease)
 in Net Assets..........   45,601,790   37,218,475    50,773,790   39,541,730   13,437,335    7,984,415
Net Assets:
Beginning of Year.......   51,358,678   14,140,203    64,355,249   24,813,519   10,861,979    2,877,564
                          -----------  -----------  ------------  -----------  -----------  -----------
End of Year.............  $96,960,468  $51,358,678  $115,129,039  $64,355,249  $24,299,314  $10,861,979
                          ===========  ===========  ============  ===========  ===========  ===========

   The accompanying notes are an integral part of these financial statements.

                                       XI

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

  Separate Account No. 2 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust consisting of four Funds: the Money Market Fund, the All America Fund, the Bond Fund and the Composite Fund. These Funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"). Prior to May 2, 1994, the All America Fund was known as the Stock Fund and had different investment objectives and no sub-advisors.

  On January 3, 1989, the following Funds became available to Separate Account No. 2 as investment alternatives: Scudder Bond, Scudder Capital Growth, Scudder International and VP Capital Appreciation Fund (formerly TCI Growth). The Scudder Funds invest in corresponding portfolios of Scudder Variable Life Investment Fund ("Scudder"). The VP Capital Appreciation Fund invests in a corresponding fund of American Century Variable Portfolios Inc. ("American Century"). Effective May 13, 1991, the Calvert Responsibly Invested Balanced Portfolio became available as an investment alternative. The Calvert Responsibly Invested Fund invests in a corresponding fund of the Calvert Responsibly Invested Balanced Portfolio of Acacia Capital Corporation ("Calvert").

  On February 5, 1993 the Mutual of America Equity Index, Short-Term Bond and Mid-Term Bond Funds became available to Separate Account No. 2 as investment alternatives. On May 2, 1994 the Mutual of America Aggressive Equity Fund became available as an investment option. These Funds invest in corresponding funds of the Investment Company.

  On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Portfolios became available. The Fidelity Equity-Income Portfolio invests in a corresponding portfolio of Fidelity Variable Insurance Products Fund and the Contrafund and Asset Manager Portfolios invest in corresponding portfolios of Fidelity Variable Insurance Products Fund II (collectively "Fidelity").

  Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

  The significant accounting policies of Separate Account No. 2 are as follows:

  Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds or portfolios.

  Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

  Federal Income Taxes -- Separate Account No. 2 and its operations are treated as part of the Company which is exempt from federal income taxes under
Section 501(c)(4) of the Internal Revenue Code through 1997.


2. INVESTMENTS

  The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1997 are as follows:

                                                           NUMBER OF  NET ASSET
                                                            SHARES      VALUE
                                                          ----------- ---------
     Investment Company Funds:
       Money Market Fund.................................  27,914,026  $ 1.18
       All America Fund.................................. 128,057,391    2.71
       Equity Index Fund.................................  74,092,038    2.08
       Bond Fund.........................................  26,610,232    1.43
       Short-Term Bond Fund..............................   2,699,652    1.02
       Mid-Term Bond Fund................................   6,245,148    0.90
       Composite Fund.................................... 164,912,475    1.62
       Aggressive Equity Fund............................  95,652,782    1.61

                                      XII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                           NUMBER OF  NET ASSET
                                                             SHARES     VALUE
                                                           ---------- ---------
     Scudder Portfolios:
      Bond Portfolio......................................  2,663,931  $ 6.87
      Capital Growth Portfolio--Class "A"................. 15,939,730   20.63
      International Portfolio--Class "A"..................  8,426,943   14.11
     American Century VP Capital Appreciation Fund........  5,115,831    9.68
     Calvert Responsibly Invested Balanced Portfolio...... 16,649,313    1.98
     Fidelity Portfolios:
      Equity-Income--"Initial" Class......................  3,988,402   24.28
      Contrafund--"Initial" Class.........................  5,771,181   19.94
      Asset Manager--"Initial" Class......................  1,345,848   18.01

3. EXPENSES

  Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century VP Capital Appreciation Fund for which the annual rate is .20% and, effective in 1997, each Fidelity fund, for which the annual rate is .30%.

  In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed 1/12 of 1% of the balance in such account in any month.

  Distribution Expense Charge -- As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducts daily, at an annual rate of .35%, an amount from the value of the net assets of each fund to cover such expenses.

  Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming this risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

4. DIVIDENDS

  All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1997 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1997. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1997. The combined amount of these dividends was as follows:

     Money Market Fund.............................................. $2,049,430
     All America Fund............................................... 42,544,942
     Equity Index Fund..............................................  3,236,502
     Bond Fund......................................................  2,438,040
     Short-Term Bond Fund...........................................    172,696
     Mid-Term Bond Fund.............................................    349,575
     Composite Fund................................................. 59,200,271
     Aggressive Equity Fund......................................... 15,310,328

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $1,026,890.

  On January 29, 1997, February 26, 1997, April 28, 1997, July 29, 1997 and
October 29, 1997, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $18,425,109.

  On February 26, 1997 a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $2,549,505.

  On March 29, 1997 a dividend was paid by the American Century VP Capital Appreciation Fund. The amount of the dividend was $1,349,408.

  On December 31, 1997 a dividend was paid by the Calvert Responsibly Invested Portfolio. The amount of the dividend was $2,295,190.

                                     XIII

                   MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  On February 7, 1997 a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $5,695,825.

  On February 7, 1997, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $2,303,885.

  On February 7, 1997, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $1,433,986.

5. FINANCIAL HIGHLIGHTS

  Shown below are financial highlights for a Unit outstanding throughout each of the five years ended December 31, 1997, or, if not in existence a full year, the initial period ended December 31:

                                         INVESTMENT COMPANY MONEY MARKET FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $1.87   $1.80   $1.72   $1.68   $1.65
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $1.95   $1.87   $1.80   $1.72   $1.68
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   16,831  17,511  17,502  17,653  15,815
                                        ======= ======= ======= ======= =======
                                          INVESTMENT COMPANY ALL AMERICA FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $5.39   $4.52   $3.35   $3.36   $3.03
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $6.76   $5.39   $4.52   $3.35   $3.36
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   51,312  49,798  43,620  38,669  36,510
                                        ======= ======= ======= ======= =======
                                         INVESTMENT COMPANY EQUITY INDEX FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.72   $1.42   $1.05   $1.05   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $2.26   $1.72   $1.42   $1.05   $1.05
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................   68,462  35,660  17,109   4,644   2,135
                                        ======= ======= ======= ======= =======
                                             INVESTMENT COMPANY BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $2.75   $2.69   $2.28   $2.39   $2.13
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $3.00   $2.75   $2.69   $2.28   $2.39
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   12,671  12,548  12,083  10,601  12,244
                                        ======= ======= ======= ======= =======
                                        INVESTMENT COMPANY SHORT-TERM BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.14   $1.10   $1.03   $1.03   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $1.19   $1.14   $1.10   $1.03   $1.03
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................    2,355   2,129   1,447   1,132     747
                                        ======= ======= ======= ======= =======
                                         INVESTMENT COMPANY MID-TERM BOND FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year/period..    $1.19   $1.16   $1.01   $1.06   $1.00
                                        ======= ======= ======= ======= =======
Unit value, end of year/period........    $1.26   $1.19   $1.16   $1.01   $1.06
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year/period..........................    4,478   3,828   2,848   1,444   1,411
                                        ======= ======= ======= ======= =======
                                           INVESTMENT COMPANY COMPOSITE FUND
                                        ---------------------------------------
                                         1997    1996    1995    1994    1993
                                        ------- ------- ------- ------- -------
Unit value, beginning of year.........    $3.75   $3.39   $2.82   $2.95   $2.55
                                        ======= ======= ======= ======= =======
Unit value, end of year...............    $4.36   $3.75   $3.39   $2.82   $2.95
                                        ======= ======= ======= ======= =======
Thousands of units outstanding, end of
 year.................................   61,359  66,715  70,558  73,239  71,215
                                        ======= ======= ======= ======= =======


                                      XIV

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                              INVESTMENT COMPANY
                            AGGRESSIVE EQUITY FUND
                          --------------------------
                           1997   1996   1995  1994
                          ------ ------ ------ -----
Unit value, beginning of
 year/period............   $1.80  $1.43  $1.05 $1.00
                          ====== ====== ====== =====
Unit value, end of
 year/period............   $2.15  $1.80  $1.43 $1.05
                          ====== ====== ====== =====
Thousands of units
 outstanding, end of
 year/period............  71,468 49,800 20,858 9,145
                          ====== ====== ====== =====

                                                    SCUDDER BOND FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $11.48 $11.30  $9.69 $10.32  $9.30
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $12.37 $11.48 $11.30  $9.69 $10.32
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  1,484  1,362  1,269  1,169  1,277
                                            ====== ====== ====== ====== ======
                                               SCUDDER CAPITAL GROWTH FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $22.11 $18.64 $14.67 $16.46 $13.80
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $29.64 $22.11 $18.64 $14.67 $16.46
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 11,094  9,266  8,556  8,121  6,582
                                            ====== ====== ====== ====== ======
                                                SCUDDER INTERNATIONAL FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $13.43 $11.85 $10.80 $11.06  $8.13
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $14.46 $13.43 $11.85 $10.80 $11.06
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  8,205  7,688  7,269  8,610  5,400
                                            ====== ====== ====== ====== ======
                                                     AMERICAN CENTURY
                                            ----------------------------------
                                               VP CAPITAL APPRECIATION FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year.............. $11.53 $12.18  $9.39  $9.61  $8.81
                                            ====== ====== ====== ====== ======
Unit value, end of year.................... $11.04 $11.53 $12.18  $9.39  $9.61
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year......................................  4,510  7,264  8,061  6,361  5,946
                                            ====== ====== ====== ====== ======
                                                         CALVERT
                                            ----------------------------------
                                                RESPONSIBLY INVESTED FUND
                                            ----------------------------------
                                             1997   1996   1995   1994   1993
                                            ------ ------ ------ ------ ------
Unit value, beginning of year..............  $2.23  $2.01  $1.57  $1.64  $1.54
                                            ====== ====== ====== ====== ======
Unit value, end of year....................  $2.65  $2.23  $2.01  $1.57  $1.64
                                            ====== ====== ====== ====== ======
Thousands of units outstanding, end of
 year...................................... 12,479 10,713  7,849  5,986  5,151
                                            ====== ====== ====== ====== ======

                                                     FIDELITY
                                     -----------------------------------------
                                      EQUITY-INCOME FUND      CONTRA FUND
                                     -------------------- --------------------
                                      1997   1996   1995   1997   1996   1995
                                     ------ ------ ------ ------ ------ ------
Unit value, beginning of
 year/period........................ $21.93 $19.43 $16.30 $16.59 $13.85 $11.43
                                     ====== ====== ====== ====== ====== ======
Unit value, end of year/period...... $27.77 $21.93 $19.43 $20.36 $16.59 $13.85
                                     ====== ====== ====== ====== ====== ======
Thousands of units outstanding, end
 of year/period.....................  3,491  2,342    728  5,656  3,880  1,792
                                     ====== ====== ====== ====== ====== ======
                                                                FIDELITY
                                                          --------------------
                                                           ASSET MANAGER FUND
                                                          --------------------
                                                           1997   1996   1995
                                                          ------ ------ ------
Unit value, beginning of year/period..................... $17.72 $15.66 $14.04
                                                          ====== ====== ======
Unit value, end of year/period........................... $21.14 $17.72 $15.66
                                                          ====== ====== ======
Thousands of units outstanding, end of year/period.......  1,150    613    184
                                                          ====== ====== ======

                                       XV

                   REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

  We have audited the accompanying statement of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 1997, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mutual of America Separate Account No. 2 as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP

New York, New York
February 20, 1998

                                      XVI

                 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Mutual of America Life Insurance Company:

We have audited the accompanying consolidated statements of financial condition of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1997 and 1996, and the related consolidated statements of operations and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1, the accompanying statutory-basis financial statements were prepared in conformity with the accounting practices prescribed or permitted by the State of New York Insurance Department which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 9.

In our opinion, because of the effects of the matter described in the third paragraph and more fully discussed in Note 9, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1997 and 1996, or the results of their operations or their cash flows for the years then ended. Furthermore, in our opinion, the supplemental data included in Note 9 reconciling net income and surplus as shown in the financial statements to net income and surplus as determined in conformity with generally accepted accounting principles, present fairly, in all material respects, the information shown therein.

However, in our opinion, the statutory-basis consolidated financial statements referred to above present fairly, in all material respects, the financial position of Mutual of America Life Insurance Company and its subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

/s/ Arthur Andersen LLP

New York, New York

February 20, 1998

                                     SAI-8

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

              CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION

                        DECEMBER 31, 1997 AND 1996

                                                       1997           1996
                                                  -------------- --------------
ASSETS
GENERAL ACCOUNT ASSETS
  Bonds and notes................................ $4,795,022,564 $5,109,395,855
  Common stocks..................................    413,939,170    145,172,800
  Preferred stocks...............................     59,466,239            --
  Cash and short-term investments................     67,164,422     60,485,338
  Guaranteed funds transferable (Note 3).........    121,130,991    130,203,690
  Mortgage loans.................................     41,315,430     65,163,626
  Real estate....................................    331,991,341    335,968,808
  Policy loans...................................     97,854,314     89,917,870
  Other invested assets..........................     20,137,960     11,045,421
  Investment income accrued......................     79,087,631     94,055,387
  Receivables....................................      9,307,851      9,580,928
  Other assets...................................     31,266,929     19,007,108
                                                  -------------- --------------
    Total general account assets.................  6,067,684,842  6,069,996,831
SEPARATE ACCOUNT ASSETS..........................  3,456,072,983  2,627,081,163
                                                  -------------- --------------
TOTAL ASSETS..................................... $9,523,757,825 $8,697,077,994
                                                  ============== ==============
LIABILITIES AND SURPLUS
GENERAL ACCOUNT LIABILITIES
  Insurance and annuity reserves................. $4,929,073,256 $5,174,017,708
  Other contract liabilities and reserves........     11,303,835     11,951,980
  Dividends payable to contract and policyhold-
   ers...........................................        106,329        106,352
  Note payable (Note 5)..........................    137,021,175    137,021,175
  Interest maintenance reserve...................    253,944,200    145,613,609
  Other liabilities..............................     95,801,345     62,564,315
                                                  -------------- --------------
    Total general account liabilities............  5,427,250,140  5,531,275,139
SEPARATE ACCOUNT RESERVES AND OTHER LIABILITIES..  3,456,072,983  2,627,081,163
                                                  -------------- --------------
    Total liabilities............................  8,883,323,123  8,158,356,302
                                                  -------------- --------------
ASSET VALUATION RESERVE..........................    116,494,396    107,676,296
                                                  -------------- --------------
SURPLUS
  Assigned surplus...............................      1,150,000      1,150,000
  Unassigned surplus.............................    522,790,306    429,895,396
                                                  -------------- --------------
    Total surplus................................    523,940,306    431,045,396
                                                  -------------- --------------
TOTAL LIABILITIES AND SURPLUS.................... $9,523,757,825 $8,697,077,994
                                                  ============== ==============

       See accompanying notes to consolidated financial statements.

                                     SAI-9

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

             CONSOLIDATED STATEMENTS OF OPERATIONS AND SURPLUS

              FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                  1997            1996
                             --------------  --------------
INCOME
  Annuity considerations and
   deposits................. $  740,959,658  $  685,402,916
  Life and disability
   insurance premiums.......     28,214,541      30,154,993
                             --------------  --------------
    Total considerations and
     premiums...............    769,174,199     715,557,909
  Net investment income
   (Notes 2 and 3)..........    456,410,794     436,332,446
  Other, net................       (336,265)       (187,381)
                             --------------  --------------
    Total income............  1,225,248,728   1,151,702,974
                             --------------  --------------
DEDUCTIONS
  Increase in insurance and
   annuity reserves.........      5,924,707      80,297,961
  Annuity and surrender
   benefits.................    973,365,824     865,685,476
  Death and disability
   benefits.................     20,161,949      19,333,435
  Operating expenses........    162,523,520     142,394,578
                             --------------  --------------
    Total deductions........  1,161,976,000   1,107,711,450
                             --------------  --------------
    Net gain before
     dividends..............     63,272,728      43,991,524
DIVIDENDS TO CONTRACT AND
 POLICYHOLDERS..............        147,104         108,611
                             --------------  --------------
    NET GAIN FROM
     OPERATIONS.............     63,125,624      43,882,913
FEDERAL INCOME TAX BENEFIT..        367,818       1,745,523
NET REALIZED CAPITAL GAINS
 (NOTE 2)...................     10,778,415       9,547,354
                             --------------  --------------
    NET INCOME..............     74,271,857      55,175,790
SURPLUS TRANSACTIONS
  Change in asset valuation
   reserve..................     (8,818,100)    (19,382,401)
  Change in net unrealized
   capital gains............     32,160,963      10,374,635
  Change in non-admitted
   assets and other, net....     (4,719,810)    (12,611,478)
                             --------------  --------------
    Net change in surplus...     92,894,910      33,556,546
SURPLUS, AT BEGINNING OF
 YEAR.......................    431,045,396     397,488,850
                             --------------  --------------
SURPLUS, AT END OF YEAR..... $  523,940,306  $  431,045,396
                             ==============  ==============

       See accompanying notes to consolidated financial statements.

                                     SAI-10

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                   CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                    1997             1996
                                               ---------------  --------------
CASH PROVIDED
  Premium and annuity funds received.......... $   769,846,793  $  715,557,893
  Investment income received..................     437,472,096     403,131,642
  Other, net..................................      (1,619,142)     12,911,463
                                               ---------------  --------------
    Total receipts............................   1,205,699,747   1,131,600,998
                                               ---------------  --------------
  Benefits paid...............................     989,719,884     885,558,323
  Dividends paid to contract and
   policyholders..............................         147,127         129,824
  Insurance and operating expenses paid.......     146,405,004     154,475,421
  Net transfers to separate accounts..........     251,401,753     156,282,807
                                               ---------------  --------------
    Total payments............................   1,387,673,768   1,196,446,375
                                               ---------------  --------------
    Net cash used by operations...............    (181,974,021)    (64,845,377)
  Proceeds from long-term investments sold,
   matured or repaid..........................  10,907,067,504   2,870,529,799
  Proceeds from dollar roll transactions--
   repurchase agreements......................     700,714,763             --
  Federal income tax benefit on securities
   transactions...............................             --        7,961,776
  Other, net..................................      44,741,139      (3,279,684)
                                               ---------------  --------------
    Total cash provided.......................  11,470,549,385   2,810,366,514
                                               ---------------  --------------
CASH APPLIED
  Cost of long-term investments acquired......  10,730,606,933   2,848,212,981
  Repayment of dollar roll transactions--
   repurchase agreements......................     700,714,763             --
  Other, net..................................      32,548,605       1,681,098
                                               ---------------  --------------
    Total cash applied........................  11,463,870,301   2,849,894,079
                                               ---------------  --------------
    Net change in cash and short-term
     investments..............................       6,679,084     (39,527,565)
CASH AND SHORT-TERM INVESTMENTS
  Beginning of year...........................      60,485,338     100,012,903
                                               ---------------  --------------
  End of year................................. $    67,164,422  $   60,485,338
                                               ===============  ==============

       See accompanying notes to consolidated financial statements.

                                     SAI-11

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                        DECEMBER 31, 1997 AND 1996

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company ("Mutual of America") and its wholly owned subsidiaries (collectively referred to as the "Company"). Significant intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium size case area, principally to employees in the not-for-profit social health and welfare field. In recent years, through a wholly owned subsidiary, the Company has expanded the scope of the field it serves to include for-profit organizations in the small to medium size case area. The principal insurance companies in the group are licensed in all fifty states and the District of Columbia. Operations are conducted primarily through a network of regional field offices staffed by salaried consultants.

Basis of Presentation

The financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the State of New York Insurance Department, which practices differ from generally accepted accounting principles ("GAAP"). The variances between such practices and GAAP and the effects on the accompanying financial statements are described in Note 9. The ability of the Company to fulfill its obligations to contractholders and policyholders is of primary concern to insurance regulatory authorities. As such, the financial statements are oriented to the insuring public.

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Certain 1996 amounts included in the accompanying consolidated financial statements have been reclassified to conform with the 1997 presentation.

Accounting policies applied in the preparation and presentation of these financial statements follow.

Asset Valuations

Investment valuations are prescribed by the National Association of Insurance Commissioners ("NAIC"). Bonds qualifying for amortization are stated at amortized cost; short-term investments in good standing are stated at cost. Fair value for these securities (approximately $4.9 billion in 1997 and $5.2 billion in 1996) is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. All other bonds and short-term notes are stated at market value which approximates fair value.

Common stocks and preferred stocks in good standing are stated at market value, which approximates fair value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are applied directly to unassigned surplus.

Mortgage loans are carried at amortized indebtedness. Fair value for these loans (approximately $46.8 million in 1997 and $67.8 million in 1996) is determined by discounting the expected future cash flows using the current rate at which similar loans would be made to borrowers with similar credit ratings and remaining maturities. Impairments of individual assets that are considered other than temporary are recognized when incurred. There were no impairments recorded during 1997 or 1996.

Real estate investments are carried at the lower of cost, including capital improvements, net of accumulated depreciation, or market and are depreciated on a straight line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement. Company occupied real estate is carried at cost, net of accumulated depreciation.

                                    SAI-12

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Policy loans are stated at the unpaid balance of the loan. The majority of such loans are issued with variable interest rates which are periodically adjusted based on changes in the rates credited to these policies and therefore are considered to be stated at fair value.

Certain other assets, such as furniture and fixtures and prepaid expenses, are excluded from the consolidated statements of financial condition ("non-admitted assets").

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations and surplus.

An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.

Guaranteed Funds Transferable

Guaranteed funds transferable consist of funds held by a former reinsurer and are stated at the total principal amount of future guaranteed transfers to Mutual of America, which approximates fair value.

Separate Account Operations

Certain annuity considerations may be invested at the participant's discretion in separate accounts; either a multifund account, which is managed by Mutual of America Capital Management Corporation, or certain other funds, which are managed by outside investment advisors. All of the funds' investment experience, including net realized and unrealized capital gains in the separate accounts (net of investment advisory fees and administration fees assessed), is allocated to participants. Investments held in the separate accounts are stated at market value, which approximates fair value. Participants' corresponding equity in the separate accounts are reported as liabilities in the accompanying statements. Premiums and benefits related to the separate accounts are combined with the general account in the accompanying statements. Net operating gains are offset by increases to reserve liabilities in the respective separate accounts.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.00% to 9.25%) which meet or exceed statutory requirements. Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates which, during 1997 and 1996, ranged from 4.00% to 5.50% and 4.00% to 5.75%, respectively and are deemed sufficient to provide for contractual surrender values of these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.

Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value, which approximates fair value ($7.0 billion and $6.3 billion), at December 31, 1997 and 1996, respectively. The fair value of annuity contracts (approximately $1.5 billion and $1.4 billion at December 31, 1997 and 1996, respectively) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 6.12% and 6.92% were used at December 31, 1997 and 1996, respectively.

Premiums, Annuity Considerations, Investment Income and Expenses

Insurance premiums and annuity considerations derived from defined contribution plans are recognized as income when due. Voluntary savings-type and defined benefit considerations and other deposits are recognized as income when received. Group life and disability insurance premiums are recognized as income over the contract period.


                                    SAI-13

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

General account investment income is reported as earned and is presented net of related investment expenses; operating expenses, including acquisition costs for new business and income taxes, are charged to operations as incurred.

Dividends

Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

2. FIXED MATURITY AND EQUITY SECURITIES

The statement values and NAIC market values of investments in fixed maturity securities (bonds and notes) at December 31, 1997 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

                                                  GROSS      GROSS       NAIC
                                     STATEMENT  UNREALIZED UNREALIZED   MARKET
             CATEGORY                  VALUE      GAINS      LOSSES     VALUE
             --------                ---------- ---------- ---------- ----------
                                                   (000'S OMITTED)
U.S. Treasury securities and
 obligations of U.S. Government
 corporations and agencies.........  $2,414,115  $ 7,846     $  412   $2,421,549
Obligations of states and political
 subdivisions......................      13,421    1,704        --        15,125
Debt securities issued by foreign
 governments.......................     101,186    4,624         28      105,782
Corporate securities...............   2,329,186   25,640      9,123    2,345,703
                                     ----------  -------     ------   ----------
  Total............................  $4,857,908  $39,814     $9,563   $4,888,159
                                     ==========  =======     ======   ==========

Short-term fixed maturity securities with a statement value and NAIC market value of $62.9 million at December 31, 1997 are included in the above table. As of December 31, 1997, the Company had $6.2 million (par value $6.0 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 1997 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                                                                        NAIC
                                                          STATEMENT    MARKET
                                                            VALUE      VALUE
                                                          ---------- ----------
                                                             (000'S OMITTED)
     Due in one year or less............................. $  243,500 $  243,908
     Due after one year through five years...............  1,230,723  1,238,587
     Due after five years through ten years..............  1,485,001  1,494,532
     Due after ten years.................................  1,898,684  1,911,132
                                                          ---------- ----------
       Total                                              $4,857,908 $4,888,159
                                                          ========== ==========

Proceeds from the sale of investments in fixed maturity securities during 1997 were $11.1 billion. Gross gains of $145.1 million and gross losses of $16.0 million were realized on these sales, of which $126.4 million of gains were accumulated (net of applicable tax expense of $2.7 million) in the IMR. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During the year, $18.0 million of the IMR was amortized and included in net investment income.


                                    SAI-14

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

The statement values and NAIC market values of investments in fixed maturity securities at December 31, 1996, are as follows:

                                                  GROSS      GROSS       NAIC
                                     STATEMENT  UNREALIZED UNREALIZED   MARKET
             CATEGORY                  VALUE      GAINS      LOSSES     VALUE
             --------                ---------- ---------- ---------- ----------
                                                   (000'S OMITTED)
U.S. Treasury securities and
 obligations of U.S. Government
 corporations and agencies.........  $2,136,817  $ 6,160    $ 3,955   $2,139,022
Obligations of states and political
 subdivisions......................      48,755    1,645        --        50,400
Debt securities issued by foreign
 governments.......................     159,543    7,479      1,812      165,210
Corporate securities...............   2,839,125   63,492     41,289    2,861,328
                                     ----------  -------    -------   ----------
  Total............................  $5,184,240  $78,776    $47,056   $5,215,960
                                     ==========  =======    =======   ==========

Short-term fixed maturity securities with a statement value and NAIC market value of $74.8 million at December 31, 1996, are included in the above table. As of December 31, 1996, the Company had $6.2 million (par value $6.0 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

Proceeds from the sale of investments in fixed maturity securities during 1996 were $2.9 billion. Gross gains of $29.5 million and gross losses of $28.1 million were realized on those sales, of which $3.2 million of gains were accumulated (net of applicable tax benefits of $1.8 million) in the IMR. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 1996, $20.9 million of the IMR was amortized and included in net investment income.

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 1997 and 1996 were as follows:

                                                                1997     1996
                                                               -------  -------
                                                               (000'S OMITTED)
     Equity securities (common and preferred stocks).......... $19,606  $11,217
     Mortgage loans...........................................  (8,828)  (1,670)
                                                               -------  -------
       Net realized capital gains............................. $10,778  $ 9,547
                                                               =======  =======

At December 31, 1997 and 1996, net unrealized appreciation of equity securities was $44.1 million and $14.1 million, respectively.

3. REINSURANCE AND RELATED TRANSACTIONS

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by the reinsurer and direct liability for the contractual obligations of the reinsurer. Such amounts are reported as guaranteed funds transferable and as insurance and annuity reserves in the consolidated statements of financial condition.

The guaranteed funds are transferable to Mutual of America over time and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $121.1 million and $130.2 million at December 31, 1997 and 1996, respectively.

The guaranteed interest and other allocated investment earnings on the funds held by the reinsurer, amounting to $33.8 million and $12.3 million in 1997 and 1996, respectively, are included in net investment income. Such amounts include participating dividends from a contingency fund that was previously held by the reinsurer (but not recorded as an asset of Mutual of America) of $25.9 million and $3.7 million in 1997 and 1996, respectively. The 1997 amount includes the receipt of a $21.5 million special dividend related to the termination of the contingency fund previously held by the reinsurer.

                                    SAI-15

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

4. REAL ESTATE

In October 1992, Mutual of America purchased an office building for its new corporate headquarters. The purchase price of the building was fully financed. During the reconstruction period, interest costs on the debt incurred to acquire the building were deferred and capitalized as a construction cost as permitted by the State of New York Insurance Department. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense for 1997 and 1996 was $5.2 million and $5.0 million, respectively.

During the initial lease-up period, pro-rated interest costs relating to the portion of the building not yet leased were also deferred and capitalized as a construction cost. During 1996, interest costs of $1.5 million were capitalized. Real estate consists of the following:

                                                                 1997     1996
                                                               -------- --------
                                                                (000'S OMITTED)
     Company occupied......................................... $110,912 $113,876
     Investment real estate...................................  221,079  222,093
                                                               -------- --------
       Total.................................................. $331,991 $335,969
                                                               ======== ========

5. NOTE PAYABLE

In connection with the acquisition of its new corporate headquarters, Mutual of America obtained a $135.0 million, seven-year, 6.91% fixed rate secured term note. Fair value of the note was approximately $137.0 million at December 31, 1997 and 1996. The note matures and is payable in full on October 15, 1999 and is not redeemable prior to that date. Interest on the note is payable semiannually in April and October. The terms of the note require that Mutual of America pledge collateral, consisting of securities issued by the United States Government or its agencies. The aggregate book and market values of the collateral must be maintained at a level greater than or equal to 100% and 110%, respectively, of the outstanding balance of the note. At December 31, securities with a book and market value of approximately $167.9 million and $167.5 million in 1997 and $165.5 million and $164.9 million in 1996, respectively, were pledged as collateral.

6. PENSION PLAN AND POSTRETIREMENT BENEFITS

The Company has a qualified, non-contributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average salary. The Company's funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company also maintains two non-qualified defined benefit plans. The first provides benefits to employees whose total compensation exceeds the maximum allowable compensation limits for qualified retirement plans under ERISA. The Company also maintains a non-qualified defined benefit pension plan for non-employee members of the Board of Directors.

Pension expense for all pension plans in 1997 and 1996 was $5.4 million and $3.7 million, respectively. Prior to 1997 pension plan expense was computed on a modified GAAP basis. Effective January 1, 1997 the expense and liability related to all of the Company's pension plans and its long term incentive compensation plan (described below) are calculated in accordance with GAAP. This change resulted in a charge to surplus, net of the change in the prepaid pension cost, of $9.7 million at January 1, 1997.

The components of net pension expense related to all of the Company's pension plans are as follows:

                                                                1997     1996
                                                               -------  -------
                                                               (000'S OMITTED)
     Service cost............................................. $ 4,596  $ 3,347
     Interest cost on projected benefit obligation............   5,159    3,729
     Return on plan assets....................................  (7,734)  (5,164)
     Asset gain deferred......................................   2,265      883
     Amortization of initial net asset........................    (211)    (211)
     Amortization of unrecognized loss........................   1,291    1,146
                                                               -------  -------
       Net pension expense.................................... $ 5,366  $ 3,730
                                                               =======  =======

                                    SAI-16

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

The assumptions used to calculate the net pension expense were:

                                                                   1997   1996
                                                                   -----  -----
     Expected long-term rate of return on assets.................. 11.30% 11.30%
     Discount rate................................................  7.25%  7.75%
     Rate of increase in compensation levels......................  4.00%  4.00%

The funded status of all of the Company's pension plans at December 31, 1997 and 1996 is as follows:

                                                               1997      1996
                                                             --------  --------
                                                              (000'S OMITTED)
     Actuarial present value of benefit obligations:
       Accumulated benefit obligation, including vested
        benefits of $59,311 in 1997 and $43,563 in 1996..... $(62,753) $(52,113)
                                                             ========  ========
     Projected benefit obligation........................... $(77,027) $(60,351)
     Plan assets at fair value..............................   58,324    43,717
                                                             --------  --------
     Projected benefit obligation in excess of plan assets..  (18,703)  (16,634)
     Remaining unrecognized initial net asset...............     (841)   (1,052)
     Unrecognized prior service cost........................    5,177     5,823
     Unrecognized net loss from past experience different
      from that assumed.....................................   17,546    30,625
                                                             --------  --------
     Prepaid pension cost, end of year...................... $  3,179  $ 18,762
                                                             ========  ========

The Company funds the qualified non-contributory defined benefit pension plan in accordance with the requirements of ERISA. Plan assets at fair value for the qualified pension plan were $47.1 million and $40.1 million at December 31, 1997 and 1996, respectively. The actuarial present value of accumulated benefits for the qualified pension plan were $50.0 million and $43.9 million at December 31, 1997 and 1996, respectively.

For financial reporting purposes, the prepaid pension cost at December 31, 1997 and 1996, has been classified as a non-admitted asset. At December 31, 1997 all of the qualified pension plan assets are invested in one of the Company's separate accounts (consisting primarily of equity securities) and participation in certain other funds managed by outside investment advisors.

Benefit payments from the plans made on behalf of retirees were approximately $4.6 million in 1997 and $9.1 million in 1996. Periodic annuity benefits are covered by annuities purchased by the plan from the Company. During 1997 and 1996, the Company made contributions to the qualified plan of $4.4 million and $7.5 million, respectively.

In addition to the above noncontributory plans, all employees may participate in a 401(k) savings plan under which the Company matches half of the employees' basic contribution up to 6% of salary. The cost of this plan was approximately $1.6 million and $1.5 million in 1997 and 1996, respectively. The Company also has a long-term performance based incentive compensation plan for certain employees. Shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in the Company's statutory surplus and the maintenance of certain financial ratios. Compensation expense accrued in 1997 related to this plan was $3.0 million.

The Company has two defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical and dental benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than twenty years of eligible service, with retiree contributions adjusted annually and contain other cost-sharing features, such as deductibles and coinsurance.

                                    SAI-17

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

The components of net postretirement benefit cost are as follows:

                                                                 1997    1996
                                                                ------- -------
                                                                (000'S OMITTED)
     Service cost.............................................. $   600 $   538
     Interest cost on projected benefit obligation.............   1,175   1,101
                                                                ------- -------
     Net postretirement benefit cost........................... $ 1,775 $ 1,639
                                                                ======= =======

The following table shows the plans' combined status reconciled with the amounts reported in the Company's consolidated statements of financial condition:

                                    1997     1996
                                   -------  -------
                                   (000'S OMITTED)
     Accumulated postretirement
      benefit obligation
      ("APBO"):
       Retirees..................  $ 5,911  $ 5,242
       Fully eligible active plan
        participants.............    3,456    3,149
       Other active plan
        participants.............    6,239    5,280
                                   -------  -------
         Total APBO..............   15,606   13,671
     Plan assets at fair value...      --       --
                                   -------  -------
     APBO in excess of plan
      assets.....................   15,606   13,671
     Unrecognized net loss.......   (4,920)  (3,825)
                                   -------  -------
     Accrued postretirement
      obligation.................  $10,686  $ 9,846
                                   =======  =======

The weighted average annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is approximately 7.75% in 1997. The health care cost trend rate assumption has a significant affect on the amounts reported. For example, increasing the assumed health care cost trend rate by one percentage point in each year would increase the accumulated postretirement obligation for the plan as of December 31, 1997 by $2.0 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 1997 by $.3 million.

The weighted average discount rate used in determining the APBO was 7.25% at December 31, 1997 and 7.75% at December 31, 1996.

7. COMMITMENTS AND CONTINGENCIES

Rental expenses were $16.7 million and $17.0 million in 1997 and 1996, respectively. The approximate minimum rental commitments under noncancellable operating leases are as follows: 1998, $2.9 million, 1999, $2.3 million, 2000, $1.6 million, 2001, $1.1 million, and 2002, $1.1 million. Such leases are principally for leased office space, furniture and equipment. Certain office space leases provide for adjustments to reflect changes in real estate taxes and other operating expenses.

The Company is involved in various legal actions which have arisen in the course of the Company's business. In the opinion of management, the ultimate liability with respect to such lawsuits as well as other contingencies is not considered to be material in relation to the Company's consolidated financial statements.

8. FEDERAL INCOME TAXES

Mutual of America's pension business (the core of its operations) is exempt from Federal income taxation under Section 501(a) of the Internal Revenue Code ("Code"). The tax benefit for the Company arises principally from the operating results of its taxable life insurance subsidiary, The American Life Insurance Company of New York, and is calculated in accordance with the Code (as amended). Mutual of America and its life insurance subsidiary file federal tax returns on a separate company basis. Mutual of America's non-insurance subsidiaries file a consolidated tax return.

                                    SAI-18

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

As a result of recent legislation, Mutual of America's pension business will become subject to federal income tax beginning January 1, 1998. This tax legislation provides for certain special transition rules which moderate the impact of taxation going forward. In the opinion of management, this change will not have a significant impact on the Company's financial strength.

9. RECONCILIATION OF STATUTORY BASIS FINANCIAL RESULTS TO A GENERALLY ACCEPTED ACCOUNTING PRINCIPLES BASIS

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the State of New York Insurance Department which practices differ from GAAP. The variances between such practices and GAAP and the effects on the accompanying financial statements follow:

Asset Valuations and Investment Income Recognition

GAAP requires the Company's bonds and notes to be classified as either held to maturity ("HTM") or available for sale ("AFS"); whereas for statutory accounting no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair market value with the unrealized gains and losses applied directly to surplus; whereas for statutory accounting all bonds and notes are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting. Additionally, capital gains and losses are not recognized when a security is sold and the same or substantially the same security is repurchased, unless the repurchase occurs after a reasonable exposure to market risk.

A general formula based Asset Valuation Reserve (AVR) is recorded for statutory accounting purposes, whereas such reserves are established under GAAP only when an asset's impairment is considered to be other than temporary.

Certain assets, principally furniture and fixtures and prepaid expenses, for statutory accounting, are excluded from the statement of financial condition by a charge to surplus; whereas under GAAP, such assets are carried at their amortized cost.

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the production of new business are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred.

Insurance and Annuity Reserves

Under statutory accounting practices the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the State of New York Insurance Department. Under GAAP, for annuities the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Deferred income taxes are not recorded for statutory accounting purposes.

                                    SAI-19

                 MUTUAL OF AMERICA LIFE INSURANCE COMPANY

The tables that follow provide a reconciliation of the 1997 and 1996 statutory financial results reflected in the accompanying financial statements to a GAAP basis (000's omitted):

     RECONCILIATION OF STATUTORY TO GAAP SURPLUS                1997      1996
     -------------------------------------------              --------  --------
     Statutory Surplus....................................... $523,940  $431,045
       Market value adjustment related to AFS bonds and
        notes................................................  160,980    84,569
       Realized capital gains................................  163,422    32,674
       AVR...................................................  116,494   107,676
       Deferred policy acquisition costs.....................   36,905    39,854
       Policy reserve adjustments............................  (17,510)  (21,290)
       Non-admitted assets...................................    9,563    30,222
       Federal income taxes..................................  (20,571)   (6,915)
       Other.................................................    1,135       555
                                                              --------  --------
     GAAP Surplus............................................ $974,358  $698,390
                                                              ========  ========

     RECONCILIATION OF STATUTORY TO GAAP NET INCOME             1997      1996
     ----------------------------------------------           --------  --------
     Statutory Net Income.................................... $ 74,272  $ 55,176
       Investment income adjustments.........................   (8,020)  (14,562)
       Realized capital gains................................  145,791    33,555
       Policy reserve adjustments............................    3,781    (4,071)
       Deferred acquisition costs............................    2,518     2,393
       Deferred income taxes.................................   (6,559)   (3,756)
       Dividend related to termination of contingency fund
        (Note 3).............................................  (20,920)      --
       Other.................................................   (4,485)   (3,370)
                                                              --------  --------
     GAAP Net Income......................................... $186,378  $ 65,365
                                                              ========  ========

     RECONCILIATION OF GAAP TO STATUTORY PREMIUMS                1997     1996
     --------------------------------------------              -------- --------
     GAAP Premium Income...................................... $104,129 $ 63,372
       Premiums from investment contracts.....................  665,045  652,186
                                                               -------- --------
     Statutory Premium Income................................. $769,174 $715,558
                                                               ======== ========

                                     SAI-20

                                    PART C

                               OTHER INFORMATION


Item 24.  Financial Statements and Exhibits
          ---------------------------------

          (a)  Financial Statements

          Financial statements for 1997 for Mutual of America Separate Account No. 2 and Mutual of America Life Insurance Company are included in Part B of this Registration Statement.

          (b)  Exhibits

               10. Consent of Arthur Andersen LLP, Independent
          Accountants.

Item 25.  Directors and Officers of the Depositor
          ---------------------------------------

Name and Principal                  Positions and Offices
 Business Address                       With Depositor
------------------                  ---------------------
Clifford L. Alexander, Jr.                Director
Washington, D.C.

Patricia A. Cahill                        Director
Denver, Colorado

Roselyn P. Epps, M.D.                     Director
Bethesda, Maryland

Dudley H. Hafner                          Director
Dallas, Texas

Earle H. Harbison, Jr.                    Director
St. Louis, Missouri

Frances R. Hesselbein                     Director
New York, New York

William Kahn                              Director
St. Louis, Missouri

LaSalle D. Leffall, Jr., M.D.             Director
Washington, D.C.

Michael A. Pelavin                        Director
Flint, Michigan

Fioravante G. Perotta                     Director
New York, New York

Alan B. Reed                              Director
Buffalo Grove, Illinois

Francis H. Schott                         Director
New York, New York

O. Stanley Smith, Jr.                     Director
Columbia, South Carolina

Sheila M. Smythe                          Director
Valhalla, New York

Elie Wiesel                               Director
New York, New York

                               Officers-Directors
                               ------------------

William J. Flynn                          Chairman of the Board

Thomas J. Moran                           President and Chief Executive
                                          Officer

Richard J. Ciecka                         Vice Chairman of the Board

                                 Other Officers
                                 --------------

Manfred Altstadt                          Senior Executive Vice President
                                          and Chief Financial Officer

Diane M. Aramony                          Senior Vice President,
                                          Human Resources

Meyer Baruch                              Senior Vice President, State
                                          Compliance and Government Regulations,
                                          since July 1996; prior thereto,
                                          Assistant Chief of the Life Insurance
                                          and Companies Bureau of the New York
                                          State Insurance Department

Deborah Swinford Becker                   Senior Vice President and
                                          Associate General Counsel



Nicholas A. Branchina                     Senior Vice President and
                                          Associate Treasurer

William Breneisen                         Executive Vice President,
                                          Office of Technology

Jeremy J. Brown                           Executive Vice President and Chief
                                          Actuary, since April, 1997; prior
                                          thereto, Consulting Actuary with
                                          Milliman & Robertson

Allen J. Bruckheimer                      Senior Vice President and
                                          Associate Treasurer

Patrick Burke                             Senior Vice President,
                                          Special Markets

Patrick A. Burns                          Senior Executive Vice President
                                          and General Counsel

Sean Carroll                              Senior Vice President, Facilities
                                          Management, since March 1998; prior
                                          thereto, Vice President

John Cerrato                              Senior Vice President, Corporate
                                          Services

Edward Cole                               Senior Vice President,
                                          MIS Operations

William S. Conway                         Executive Vice President, Marketing

Rita Conyers                              Executive Vice President,
                                          Corporate Communications and
                                          Training

Salvatore R. Curiale                      Senior Executive Vice President,
                                          Technical Operations

Linda DeHooge                             Senior Vice President and
                                          Assistant Secretary

William A. DeMilt                         Executive Vice President
                                          Real Estate Management

Warren A. Essner                          Senior Vice President and
                                          Assistant to the President and
                                          Chief Executive Officer

James E. Flynn                            Senior Vice President, Marketing


Michael Gallagher                         Senior Vice President, Direct
Boca Raton, FL                            Response/Marketing

Harold J. Gannon                          Senior Vice President, Corporate Tax

Gordon Gaspard                            Senior Vice President,
                                          Technical Services

Robert Giaquinto                          Senior Vice President,
                                          MIS Operations

Thomas E. Gilliam                         Executive Vice President and Assistant
                                          to the Vice Chairman

John R. Greed                             Executive Vice President and Treasurer
                                          since May 1997; Senior Vice President
                                          and Deputy Treasurer, July 1996 to May
                                          1997, prior thereto, partner,
                                          Arthur Andersen LLP

Thomas A. Harwood                         Senior Vice President,
                                          Competition and Asset Retention

Raymond J. Hayes                          Senior Vice President,
                                          Employee Benefits

Sandra Hersko                             Senior Vice President,
                                          Technical Administration

Edward J. T. Kenney                       Senior Vice President and Assistant to
                                          the President and Chief Executive
                                          Officer

Gregory A. Kleva, Jr.                     Executive Vice President and
                                          Deputy General Counsel

Stephanie J. Kopp                         Executive Vice President
                                          and Corporate Secretary

Robert Kordecki                           Senior Vice President,
                                          National Accounts

Amir Lear                                 Senior Vice President, Office of the
                                          Chief Financial Officer

Stanley M. Lenkowicz                      Senior Vice President and
                                          Deputy General Counsel

Robert W. Maull                           Senior Vice President and Corporate
                                          Actuary

George L. Medlin                          Executive Vice President, Internal
                                          Audit, since March 1998; prior
                                          thereto, Senior Vice President

Lynn M. Nadler                            Senior Vice President, Training
Boca Raton, FL                            and Leadership Development

Roger F. Napoleon                         Senior Vice President and
                                          Associate General Counsel

Theodore J. O'Dell                        Senior Vice President and
                                          Controller

James C. Peterson                         Senior Vice President, Training
                                          and Leadership Development

William Rose                              Senior Vice President,
                                          Field Operations

Dennis J. Routledge                       Senior Vice President,
                                          LAN/Telecommunications

Robert W. Ruane                           Senior Vice President,
                                          Corporate Communications

William G. Shannon                        Senior Vice President,
                                          Individual Financial Planning

Walter W. Siegel                          Senior Vice President and Actuary

Joan M. Squires                           Senior Vice President, Business
                                          Applications

Henry F. White, Jr.                       Senior Vice President and Deputy
                                          General Counsel

Eldon Wonacott                            Senior Vice President, Field
                                          Administration

Raymond Yeager                            Senior Vice President,
                                          MIS Operations


The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

Item 27.  Number of Holders of Securities
          -------------------------------

          As of March 31, 1998, there were 169,943 Participants in Separate Account No. 2, 82,475 of whom were attributable to Contracts registered under SEC File No. 2-90201; 84,050 of whom were attributable to Contracts registered under SEC File No. 33-11023; and 3,418 of whom were attributable to Contracts registered under SEC File No. 33-5609.

Item 32.  Undertakings
          ------------

          The Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                  SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-amendment to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, the 24th day of April, 1998.


                                  MUTUAL OF AMERICA SEPARATE
                                     ACCOUNT NO. 2 Registrant)



                                 MUTUAL OF AMERICA LIFE
                                    INSURANCE COMPANY (Depositor)


                                 By: /s/ Manfred Altstadt
                                     --------------------
                                     Manfred Altstadt
                                     Senior Executive Vice
                                     President and Chief
                                     Financial Officer





 Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 24, 1998.


 Signature                                    Title


    *
__________________________           Chairman of the Board;
William J. Flynn                     Director


    *                                Chief Executive Officer and
__________________________           President; Director
Thomas J. Moran                      (Principal Executive Officer)


                                     Senior Executive Vice
                                     President and Chief
                                     Financial Officer
                                     Principal Financial and
/s/ Manfred Altstadt                 Accounting Officer)
--------------------
Manfred Altstadt

    *
__________________________           Director
Clifford L. Alexander, Jr.


     *
__________________________          Director
Patricia A. Cahill


     *
__________________________         Director
Richard J. Ciecka

__________________________         Director
Roselyn P. Epps, M.D.



__________________________         Director
Dudley H. Hafner



__________________________         Director
Earle H. Harbison, Jr.


     *
___________________________        Director
Frances R. Hesselbein


      *
___________________________        Director
William Kahn


      *
___________________________        Director
LaSalle D. Leffall, Jr., M.D.



___________________________        Director
Michael A. Pelavin



___________________________        Director
Fioravante G. Perrotta


___________________________        Director
Alan B. Reed



___________________________        Director
Francis H. Schott


      *
___________________________        Director
O. Stanley Smith, Jr.



___________________________        Director
Sheila M. Smythe


      *
___________________________        Director
Elie Wiesel

*By /s/ Manfred Altstadt
    --------------------
    Manfred Altstadt
    Attorney-in-Fact

                                 EXHIBIT INDEX

     No.                                                          Page
     ---                                                          ----



     99.10.  Consent of Arthur Andersen LLP, Independent
             Accountants.